As filed with the U.S. Securities and Exchange Commission on March 24, 2017

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 391	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 391

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on June 1, 2017 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, March 24, 2017

Prospectus     June 1, 2017

QS

ASSET ALLOCATION FUNDS

QS GROWTH FUND

Share class (Symbol): A (SCHAX), C (SCHCX), FI (—), R (LLLRX), R1 (—), I (LANIX), IS (    )

QS MODERATE GROWTH FUND

Share class (Symbol): A (SCGRX), C (SCGCX), FI (—), R (LLMRX), R1 (—), I (LLAIX), IS (    )

QS CONSERVATIVE GROWTH FUND

Share class (Symbol): A (SBBAX), C (SCBCX), FI (—), R (LLARX), R1 (—), I (LMEIX), IS (    )

QS DEFENSIVE GROWTH FUND

Share class (Symbol): A (SBCPX), C (LWLAX), C1 (SBCLX), FI (—), R (LMLRX), I (LMGIX), IS (    )

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Growth Fund

Investment objective

The fund seeks capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in this Prospectus on page 56 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page 78 of this Prospectus and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[2]	None[3]	1.00	None	None	None	None	None
Small account fee[4]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	[0.29]	[0.24]	[0.25][5]	[0.71]	[0.25][5]	[0.20][5]	[0.05]
Acquired fund fees and expenses (fees and expenses of underlying funds)	[0.79]	[0.79]	[0.79]	[0.79]	[0.79]	[0.79]	[0.79]
Total annual fund operating expenses[6]	[1.33]	[2.03]	[1.29]	[2.00]	[2.04]	[0.99]	[0.84]
Fees waived and/or expenses reimbursed[7]	—	[—]	[—]	[—]	[—]	[—]	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1.33]	[2.03]	[1.29]	[1.59]	[2.04]	[0.84]	[0.84]

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[4]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[5]	“Other expenses” for Class FI, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares, 0.25% for Class I shares and 0.15% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for

2	QS Asset Allocation Funds

Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (with redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class FI (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R1 (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class I (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class IS (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The

QS Asset Allocation Funds	3

Principal investment strategies cont’d

underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds (including ETFs) for which the fund’s subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as an underlying fund. If the proposed rule takes effect, it could limit the ability of an underlying fund to invest in derivatives.

4	QS Asset Allocation Funds

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

ETF risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or a discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund or underlying fund is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Hedge fund strategies risk. The fund, through the underlying funds, may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund.

QS Asset Allocation Funds	5

Principal risks cont’d

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Long/short strategy risk. While an underlying fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the adviser judges the market incorrectly.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund or an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial, or political events, trading and tariff arrangements, terrorism, natural disasters or other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund or an underlying fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s or underlying fund’s investments may be negatively affected.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be

6	QS Asset Allocation Funds

adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The fund’s and underlying fund’s ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Asset Allocation Funds	7

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Bloomberg Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

[Best Quarter (    ):     Worst Quarter (    ): (    )]

The year-to-date return as of the most recent calendar quarter, which ended 03/31/17, was [            ]

Average annual total returns (%)
(for periods ended December 31, 2016)

Class A	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	[ ]	[ ]	[ ]
Return after taxes on distributions	[ ]	[ ]	[ ]
Return after taxes on distributions and sale of fund shares	[ ]	[ ]	[ ]

Other Classes (Return before taxes only)
Class C	[ ]	[ ]	[ ]
Class I1	[ ]	[ ]	[ ]	[ ]	12/16/2008
Class R2	[ ]	[ ]	[ ]	[ ]	06/02/2014
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

[1]

[For Class I shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark were [        ]%, [        ]% and [        ]%, respectively.]

[2]

[For Class R shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark were [        ]%, [        ]% and [        ]%, respectively.]

Prior to June 1, 2015, the fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

8	QS Asset Allocation Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Investors, LLC (“QS Investors”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler. Mr. Petryk (Head of Multi-Asset and Solutions of QS Investors) has been a portfolio manager for the fund since June 2016. Mr. Picciochi (Head of Multi-Asset Portfolio Management Implementation of QS Investors) and Ms. Tesler (Portfolio Manager of QS Investors) have been portfolio managers for the fund since May 2014.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class FI	Class R	Class R1[2]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

[1]	Class C shares are not available for purchase through LMIS Accounts.
[2]	Class R1 shares are closed to all new purchases and incoming exchanges.
*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Asset Allocation Funds	9

QS Moderate Growth Fund

Investment objective

The fund seeks long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in this Prospectus on page 56 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page 78 of this Prospectus and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[2]	None[3]	1.00	None	None	None	None	None
Small account fee[4]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	[0.25]	[0.21]	[0.26][5]	[0.97]	[0.26][5]	[0.22]	[0.06][5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	[0.75]	[0.75]	[0.75]	[0.75]	[0.75]	[0.75]	[0.75]
Total annual fund operating expenses[6]	[1.25]	[1.96]	[1.26]	[2.22]	[2.01]	[0.97]	[0.81]
Fees waived and/or reimbursed[7]	—	—	—	[(0.67)]	—	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1.25]	[1.96]	[1.26]	[1.55]	[2.01]	[0.97]	[0.81]

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[4]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[5]	“Other expenses” for Class FI, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares, 0.25% for Class I shares and 0.15% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for

10	QS Asset Allocation Funds

Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (with redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class FI (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R1 (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class I (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class IS (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The

QS Asset Allocation Funds	11

Principal investment strategies cont’d

underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds (including ETFs) for which the fund’s subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as an underlying fund. If the proposed rule takes effect, it could limit the ability of an underlying fund to invest in derivatives.

12	QS Asset Allocation Funds

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

ETF risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or a discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund or underlying fund is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Hedge fund strategies risk. The fund, through the underlying funds, may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund.

QS Asset Allocation Funds	13

Principal risks cont’d

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Long/short strategy risk. While an underlying fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the adviser judges the market incorrectly.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund or an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial, or political events, trading and tariff arrangements, terrorism, natural disasters or other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund or an underlying fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s or underlying fund’s investments may be negatively affected.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be

14	QS Asset Allocation Funds

adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The fund’s and underlying fund’s ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Asset Allocation Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Bloomberg Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

[Best Quarter [    ]:     Worst Quarter [    ]]

The year-to-date return as of the most recent calendar quarter, which ended 03/31/17, was [    ]

Average annual total returns (%)
(for periods ended December 31, 2016)

Class A	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	[ ]	[ ]	[ ]
Return after taxes on distributions	[ ]	[ ]	[ ]
Return after taxes on distributions and sale of fund shares	[ ]	[ ]	[ ]

Other Classes (Return before taxes only)
Class C	[ ]	[ ]	[ ]
Class I1	[ ]	[ ]	[ ]	[ ]	10/02/2007
Class R2	[ ]	[ ]	[ ]	[ ]	06/02/2014
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

[1]

[For Class I shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark were     %,     % and     %, respectively. ]

[2]

[ For Class R shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index and the Composite Benchmark were     %,     % and     %, respectively.]

Prior to June 1, 2015, the fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

16	QS Asset Allocation Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Investors, LLC (“QS Investors”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler. Mr. Petryk (Head of Multi-Asset and Solutions of QS Investors) has been a portfolio manager for the fund since June 2016. Mr. Picciochi (Head of Multi-Asset Portfolio Management Implementation of QS Investors) and Ms. Tesler (Portfolio Manager of QS Investors) have been portfolio managers for the fund since May 2014.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class FI	Class R	Class R1[2]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

[1]	Class C shares are not available for purchase through LMIS Accounts.
[2]	Class R1 shares are closed to all new purchases and incoming exchanges.
*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Asset Allocation Funds	17

QS Conservative Growth Fund

Investment objective

The fund seeks balance of growth of capital and income.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in this Prospectus on page 56 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page 78 of this Prospectus and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[2]	None[3]	1.00	None	None	None	None	None
Small account fee[4]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	[0.24]	[0.23]	[0.28][5]	[0.46]	[0.28][5]	[0.27	[0.08][5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	[0.69]	[0.69]	[0.69]	[0.69]	[0.69]	[0.69]	[0.69]
Total annual fund operating expenses[6]	[1.18]	[1.92]	[1.22]	[1.65]	[1.97]	[0.96]	[0.77]
Fees waived and/or reimbursed[7]	—	—	—	[(0.16)]	—	[(0.02)]	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1.18]	[1.92]	[1.22]	[1.49]	[1.97]	[0.94]	[0.77]

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[4]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[5]	“Other expenses” for Class FI, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares, 0.25% for Class I shares and 0.15% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for

18	QS Asset Allocation Funds

Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (with redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class FI (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R1 (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class I (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class IS (with or without redemption at end of period)

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies,

QS Asset Allocation Funds	19

Principal investment strategies cont’d

inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds (including ETFs) for which the fund’s subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as an underlying fund. If the proposed rule takes effect, it could limit the ability of an underlying fund to invest in derivatives.

20	QS Asset Allocation Funds

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

ETF risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund or underlying fund is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Hedge fund strategies risk. The fund, through the underlying funds, may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund.

QS Asset Allocation Funds	21

Principal risks cont’d

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Long/short strategy risk. While an underlying fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the adviser judges the market incorrectly.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund or an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial, or political events, trading and tariff arrangements, terrorism, natural disasters or other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund or an underlying fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s or an underlying fund’s investments may be negatively affected.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be

22	QS Asset Allocation Funds

adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The fund’s and underlying fund’s ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Asset Allocation Funds	23

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Bloomberg Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

[Best Quarter (            ):      Worst Quarter (            ): (            )

The year-to-date return as of the most recent calendar quarter, which ended 03/31/17, was             ]

Average annual total returns (%)
(for periods ended December 31, 2016)

Class A	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	[ ]	[ ]	[ ]
Return after taxes on distributions	[ ]	[ ]	[ ]
Return after taxes on distributions and sale of fund shares	[ ][3]	[ ]	[ ]

Other Classes (Return before taxes only)
Class C	[ ]	[ ]	[ ]
Class I1	[ ]	[ ]	[ ]	[ ]	07/25/2014
Class R2	[ ]	[ ]	[ ]	[ ]	06/02/2014
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

[1]

[For Class I shares, for the period from the class’ commencement of operations to December 31, 20165, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark were         %,         % and         %, respectively. ]

[2]

[For Class R shares, for the period from the class’ commencement of operations to December 31, 2015, the average annual total returns of the Bloomberg Barclay’s U.S. Aggregate Index, Russell 1000 Index and the Composite Benchmark were 1.83%, 5.50% and 1.83%, respectively. ]

Prior to June 1, 2015, the fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

24	QS Asset Allocation Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Investors, LLC (“QS Investors”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler. Mr. Petryk (Head of Multi-Asset and Solutions of QS Investors) has been a portfolio manager for the fund since June 2016. Mr. Picciochi (Head of Multi-Asset Portfolio Management Implementation of QS Investors) and Ms. Tesler (Portfolio Manager of QS Investors) have been portfolio managers for the fund since May 2014.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C1	Class FI	Class R	Class R1[2]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

[1]	Class C shares are not available for purchase through LMIS Accounts.
[2]	Class R1 shares are closed to all new purchases and incoming exchanges.
*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Asset Allocation Funds	25

QS Defensive Growth Fund

Investment objective

The fund seeks income as a primary objective and long-term growth of capital as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in this Prospectus on page 56 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page 78 of this Prospectus and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[2]	None[3]	1.00	1.00	None	None	None	None
Small account fee[4]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	[0.29]	[0.22]	[0.34]	[0.35][5]	[1.00]	[0.34]	[0.15][5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	[0.63]	[0.63]	[0.63]	[0.63]	[0.63]	[0.63]	[0.63]
Total annual fund operating expenses	[1.17][6]	[1.85][6]	[1.67][6]	[1.23]	[2.13][6]	[0.97][6]	[0.78]
Fees waived and/or expenses reimbursed[7]	—	—	—	[(0.05)]	[(0.70)]	[(0.09)]	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1.17]	[1.85]	[1.67]	[1.18]	[1.43]	[0.88]	[0.78]

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[4]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[5]	“Other expenses” for Class FI and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares (formerly Class R1 shares), 1.25% for Class C1 shares, 0.55% for Class FI shares, 0.80% for Class R shares, 0.25% for Class I shares and 0.15% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as

26	QS Asset Allocation Funds

applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class FI (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class R (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class I (with or without redemption at end of period)	[ ]	[ ]	[ ]	[ ]
Class IS (with or without redemption at end of period)

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies,

QS Asset Allocation Funds	27

Principal investment strategies cont’d

inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Principal risks

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds (including ETFs) for which the fund’s subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as an underlying fund. If the proposed rule takes effect, it could limit the ability of an underlying fund to invest in derivatives.

28	QS Asset Allocation Funds

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

ETF risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund or underlying fund is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Hedge fund strategies risk. The fund, through the underlying funds, may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund.

QS Asset Allocation Funds	29

Principal risks cont’d

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Long/short strategy risk. While an underlying fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the adviser judges the market incorrectly.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund or an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial, or political events, trading and tariff arrangements, terrorism, natural disasters or other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund or an underlying fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s or underlying fund’s investments may be negatively affected.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be

30	QS Asset Allocation Funds

adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The fund’s and underlying fund’s ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Asset Allocation Funds	31

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Bloomberg Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/individualinvestors/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

[Best Quarter (        ):      Worst Quarter (        ): (        )]

The year-to-date return as of the most recent calendar quarter, which ended 03/31/17, was [        ]

Average annual total returns (%)
(for periods ended December 31, 2016)

Class A	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	[ ]	[ ]	[ ]
Return after taxes on distributions	[ ]	[ ]	[ ]
Return after taxes on distributions and sale of fund shares	[ ]	[ ]	[ ]

Other Classes (Return before taxes only)
Class C1	[ ]	[ ]	[ ]	[ ]	08/01/2012
Class C1	[ ]	[ ]	[ ]
Class I2	[ ]	[ ]	[ ]	[ ]	03/15/2012
Class R3	[ ]	[ ]	[ ]	[ ]	06/02/2014
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

[1]

[For Class C shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index, and the Composite Benchmark were        %,         % and         %, respectively.]

[2]

[For Class I shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index, and the Composite Benchmark were         %,         % and         %, respectively.]

[3]

[For Class R shares, for the period from the class’ commencement of operations to December 31, 2016, the average annual total returns of the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index and the Composite Benchmark were         %,         % and         %, respectively.]

Prior to June 1, 2015, the fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

32	QS Asset Allocation Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: QS Investors, LLC (“QS Investors”)

Portfolio managers: Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler. Mr. Petryk (Head of Multi-Asset and Solutions of QS Investors) has been a portfolio manager for the fund since June 2016. Mr. Picciochi (Head of Multi-Asset Portfolio Management Implementation of QS Investors) and Ms. Tesler (Portfolio Manager of QS Investors) have been portfolio managers for the fund since May 2014.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C1 (Class R1 prior to August 1, 2012)	Class C1[2] (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
General	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	None/None	None/None	None/None
Eligible Investment Programs	None/None	N/A	N/A	None/None	None/None	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	N/A2	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	1 million/None	1 million/None

[1]

Initial investments in Class C shares may be combined with existing investment amounts in Class C1 shares for the purposes of satisfying the initial investment minimums of Class C (formerly Class R1) shares. Class C shares are not available for purchase through LMIS Accounts.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

*	Available to investors investing directly with the fund.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Asset Allocation Funds	33

More on the funds’ investment strategies, investments and risks

Important information

QS Growth Fund (Prior to April 1, 2016, the fund was named “QS Legg Mason Growth Fund”)

The fund seeks capital appreciation.

The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that the portfolio will meet its investment objective.

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

When investing in underlying funds that are mutual funds, the fund invests in classes of shares that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds that are mutual funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds that are mutual funds.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI.

34	QS Asset Allocation Funds

Important information

QS Moderate Growth Fund (Prior to April 1, 2016, the fund was named “QS Legg Mason Moderate Growth Fund”)

The fund seeks long-term growth of capital.

The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that the portfolio will meet its investment objective.

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

When investing in underlying funds that are mutual funds, the fund invests in classes of shares that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds that are mutual funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds that are mutual funds.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI.

QS Asset Allocation Funds	35

More on the funds’ investment strategies, investments and risks cont’d

Important information

QS Conservative Growth Fund (Prior to April 1, 2016, the fund was named “QS Legg Mason Conservative Growth Fund”)

The fund seeks balance of growth of capital and income.

The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that the portfolio will meet its investment objective.

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

When investing in underlying funds that are mutual funds, the fund invests in classes of shares that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds that are mutual funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds that are mutual funds.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI.

36	QS Asset Allocation Funds

Important information

QS Defensive Growth Fund (Prior to April 1, 2016, the fund was named “QS Legg Mason Defensive Growth Fund”)

The fund seeks income as a primary objective and long-term growth of capital as a secondary objective.

The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

There is no assurance that the portfolio will meet its investment objective.

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (underlying funds). The fund’s ability to invest in ETFs—whether managed by the manager or its affiliates or by unaffiliated investment advisers—will be effective as of July 1, 2017. After July 1, 2017, the portfolio managers will be able to allocate investments among underlying funds that are mutual funds and ETFs.

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may include exposure to any market cap or investment style including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

When investing in underlying funds that are mutual funds, the fund invests in classes of shares that are offered only to institutional and other eligible investors, such as the fund, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason and Western Asset families of funds that are mutual funds, the fund purchases Class IS shares, if the underlying fund offers Class IS shares, or Class I shares. The fund invests in the Institutional or Institutional Select Class of shares of the underlying funds in the Royce family of funds that are mutual funds.

The fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI.

QS Asset Allocation Funds	37

More on the funds’ investment strategies, investments and risks cont’d

More on the investments of the underlying funds

By owning shares of underlying funds, the funds invest indirectly, in varying degrees, in equity and fixed income securities of U.S. and non-U.S. issuers. The following summarizes the principal types of securities and instruments in which the underlying funds may invest and techniques they may pursue in seeking to achieve their investment objectives.

Equity investments

Subject to its particular investment policies, an underlying fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

Fixed income investments

Subject to its particular investment policies, an underlying fund may invest in all types of fixed income securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

Foreign investments

Certain underlying funds may invest in the securities of foreign issuers, including emerging market issuers, either directly or through depositary receipts.

Sovereign debt

Certain underlying funds may invest in sovereign debt, including emerging market sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and sovereign debt issued by supranational entities such as the World Bank or the European Union.

Equity-linked notes (ELNs)

ELNs are securities that are valued based upon the performance of one or more equity securities traded in a foreign market, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where an underlying fund may not have established local access to that market.

High yield, lower quality securities

Certain underlying funds may invest in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the underlying fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk bonds.”

Exchange-traded funds (ETFs)

The funds and certain underlying funds that are mutual funds may invest in shares of ETFs, which are open-end mutual funds or unit investment trusts that are traded on a stock exchange. Typically, an ETF seeks to track (positively or negatively) the performance of an index, such as the S&P 500 Index or the NASDAQ-100 Index, by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives an underlying fund exposure to the securities comprising the index on which the ETF is based and the underlying fund will gain or lose value depending on the performance of the index. The performance of ETFs that are actively managed may show greater deviation from the ETF’s benchmark due to changes in sector allocations or other decisions by the ETF’s investment adviser. Certain ETFs in which the funds and certain underlying funds may invest seek to track (positively or negatively) a multiple of index performance on any given day.

Exchange-traded notes (ETNs)

Certain underlying funds may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs, like ETFs, may be traded on stock exchanges and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity but unlike bonds there are no periodic interest payments and principal is not protected.

38	QS Asset Allocation Funds

Mortgage-backed and asset-backed securities

Certain underlying funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Inflation-indexed securities

Certain underlying funds may invest in inflation-indexed securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Inflation-indexed securities in which the underlying funds invest may be issued in any country.

Repurchase agreements

The underlying funds may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. An underlying fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement is monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Reverse repurchase agreements and other borrowings

Certain underlying funds may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, an underlying fund sells securities to a counterparty, in return for cash, and the underlying fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the underlying fund for the money borrowed.

Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. An underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the underlying fund’s shares.

Cash management

The funds and the underlying funds may hold cash pending investment, and may invest in money market instruments for cash management purposes. The amount of assets an underlying fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Defensive investing

The funds and the underlying funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although the subadviser and the advisers of the underlying funds have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

Derivatives and hedging techniques

The underlying funds may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps. Derivatives may be used by one or more of the underlying funds for any of the following purposes:

•	As a hedging technique in an attempt to manage risk in the underlying fund’s portfolio

•	As a means of changing investment characteristics of the underlying fund’s portfolio

QS Asset Allocation Funds	39

More on the funds’ investment strategies, investments and risks cont’d

•	As a means of providing additional exposure to types of investments or market factors

•	As a substitute for buying or selling securities

•	As a means of attempting to enhance returns

•	As a cash flow management technique

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indexes or currencies. When an underlying fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the underlying fund’s exposure to loss. The underlying fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the underlying fund’s derivative exposure. If the segregated assets represent a large portion of the underlying fund’s portfolio, this may impede portfolio management or the underlying fund’s ability to meet redemption requests or other obligations.

Certain underlying funds may from time to time sell protection on debt securities by entering into credit default swaps. In these transactions, an underlying fund is generally required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default on or downgrade of the debt security and/or a similar credit event. In return, an underlying fund receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, an underlying fund keeps the stream of payments and has no payment obligations. As the seller, an underlying fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to loss on the par (or other agreed-upon) value it had undertaken to pay. Credit default swaps may also be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

Certain underlying funds may buy credit default swaps to hedge against the risk of default of debt securities held in their portfolios or for other reasons. As the buyer of a credit default swap, an underlying fund would make the stream of payments described in the preceding paragraph to the seller of the credit default swap and would expect to receive from the seller a payment in the event of a default on the underlying debt security or other specified event.

Commodity-linked instruments

Certain underlying funds may invest in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships, (“MLPs”) structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

Real estate investment trusts (REITs)

Certain underlying funds may invest in pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Master limited partnerships (MLPs)

Certain underlying funds may invest in master limited partnerships. MLPs generally engage in natural resources based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources.

Maturity and duration

Certain underlying funds may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due.

Certain underlying funds may invest in instruments of any duration. Duration is a measure of the underlying fund’s price sensitivity to changes in prevailing interest rates. Generally, the longer an underlying fund’s duration, the more sensitive it will be to changes in interest rates. For example, if interest rates rise by 1%, a fund with a two year effective duration would expect the value of its portfolio to decrease by 2% and a fund with a ten year effective duration would expect the value of its portfolio to decrease by 10%, all other factors being equal.

40	QS Asset Allocation Funds

Structured notes

Certain underlying funds may invest in structured notes. Structured notes are specially designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Short sales

Certain underlying funds may sell securities short. A short sale is a transaction in which an underlying fund sells securities it does not own in anticipation of a decline in the market price of the securities.

Securities lending

Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements in order to earn income. The loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned.

Portfolio turnover

Certain underlying funds may engage in rapid and frequent trading of their portfolio securities.

Portfolio rebalancing

Underlying funds may experience relatively large redemptions or investments due to a rebalancing of a fund’s investments. The impact of rebalancing is likely to be greater when the funds own, redeem or invest in a substantial portion of an underlying fund. The funds’ subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds.

Non-publicly traded and illiquid securities

Certain underlying funds may invest in non-publicly traded and illiquid securities.

Other investments

Each fund reserves the right in certain circumstances to invest directly in the types of investments held by the underlying funds, including equity securities and fixed income securities. These investments may include securities of non-U.S. issuers.

Each fund may also enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

To the extent a fund invests directly in these instruments, it is subject to the same risks as an underlying fund when it invests in these instruments.

Each fund and underlying fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the funds and the underlying funds might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Percentage and other limitations

A fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such a percentage limitation is complied with at the time of an investment, any subsequent change resulting from a change in asset values or characteristics will not constitute a violation of that limitation.

Selection process

The portfolio managers periodically adjust the allocation of each fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. After July 1, 2017, they will have the option to allocate the fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history and, after July 1, 2017, to underlying Legg Mason-affiliated funds and ETFs and ETFs that are managed by unaffiliated investment advisers that have a limited performance history. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

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More on the funds’ investment strategies, investments and risks cont’d

Risks of investments in the underlying funds

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).

Affiliated funds risk. The funds’ manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the funds may invest in certain underlying funds (including ETFs) for which the funds’ subadviser serves as adviser. It is possible that a conflict of interest among the funds and the underlying funds could affect how the funds’ manager and subadviser fulfill their fiduciary duties to the funds and the underlying funds. For example, the subadviser may have an incentive to allocate the funds’ assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the funds’ Board of Trustees believes the funds have been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the funds’ strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Borrowing risk. Certain borrowings may create an opportunity for increased return but, at the same time, create special risks. Borrowing may make the value of an investment in an underlying fund more volatile and increase the underlying fund’s overall investment exposure. For example, borrowing may exaggerate changes in the net asset value of the underlying fund’s shares and in the return on the underlying fund’s securities holdings. The underlying fund may be required to liquidate fund securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. Interest on any borrowing will be an expense of the underlying fund and will reduce the value of its shares.

Cash management and defensive investing risk. The value of the investments held by the underlying funds for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If an underlying fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If an underlying fund holds cash uninvested, the underlying fund will not earn income on the cash. If a significant amount of an underlying fund’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.

Commodities risk. An underlying fund’s investment in commodity-linked instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentration risk. To the extent an underlying fund’s investments are concentrated, the underlying fund may present more risks than if it were broadly diversified over numerous industries, group of industries, sectors, geographic regions, asset classes, or underlying fund strategies. A downturn in any category in which an underlying fund may be concentrated would have a larger negative impact on the underlying fund than on a fund that does not concentrate its investments.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Counterparty risk. An underlying fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to an underlying fund. In the event of a counterparty default, the underlying fund could experience significant losses.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by an underlying fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. If an underlying fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, an underlying fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which an underlying fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

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Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics. Credit risk is typically greatest for an underlying fund’s high yield debt securities, which are rated below the Baa/BBB categories or unrated securities of comparable quality (“junk bonds”).

An underlying fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

An underlying fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk bonds.” These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund or underlying fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund or an underlying fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Derivatives involve special risks and costs and may result in losses to an underlying fund, even when used for hedging purposes. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the underlying fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase fund volatility, which is the degree to which an underlying fund’s share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. An underlying fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives or similar instruments may have different tax consequences for an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. An underlying fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. An underlying fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the underlying funds. If the proposed rule takes effect, it could limit the ability of an underlying fund to invest in derivatives.

Investments by an underlying fund in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the underlying fund. Swap agreements tend to shift the underlying fund’s investment exposure from one type of investment to another. For example, the underlying fund may enter into interest rate swaps, which involve the exchange of interest payments by the underlying fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the underlying fund would be less than what it would have been if the underlying fund had not entered into the interest rate swap.

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More on the funds’ investment strategies, investments and risks cont’d

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value. If an underlying fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the underlying fund would also be subject to credit risk relating to the seller’s payment of its obligations in the event of a default (or similar event). If the underlying fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the underlying fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of a default (or similar event).

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the underlying fund may not be able to enter into swaps that meet its investment needs. The underlying fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The underlying fund will assume the risk that the clearinghouse may be unable to perform its obligations.

The underlying fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the underlying fund to post margin and the broker may require the underlying fund to post additional margin to secure the underlying fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the underlying fund to deposit larger amounts of margin. The underlying fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the underlying fund to terminate a derivatives position under certain circumstances. This may cause the underlying fund to lose money.

Risks associated with the use of derivatives are magnified to the extent that an increased portion of the underlying fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by an underlying fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. An underlying fund’s emphasis on dividend-paying stocks could cause the underlying fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity-linked notes risk. ELNs are generally subject to the same risks as the foreign equity securities or the basket of foreign securities to which they are linked. If the linked securities decline in value, the ELN may return a lower amount at maturity. ELNs involve further risks associated with purchases and sales of notes, including the exchange rate fluctuations and a decline in the credit quality of the note’s issuer. ELNs are frequently secured by collateral. If an issuer defaults, an underlying fund would look to any underlying collateral to recover its losses. Ratings of issuers of ELNs refer only to the issuers’ creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

ETFs risk. Investing in an ETF will give a fund or an underlying fund exposure to the securities comprising the index on which the ETF is based and will expose the fund or the underlying fund to risks similar to those of investing directly in those securities. An underlying fund may invest in “Short ETFs” which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value and, therefore, may trade at either a premium or discount to net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. A fund or an underlying fund will generally gain or lose value on holdings of an index-based ETF consistent with the performance of the index on which the ETF is based. Gains or losses associated with holdings of actively managed ETFs may reflect greater deviation from the performance of the ETF’s benchmark index. The fund or an underlying fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Exchange-traded notes risk. ETNs are not structured as investment companies and thus are not regulated under the 1940 Act. ETNs may be traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. An underlying fund is exposed to the risk that an ETN’s issuer will not have sufficient assets to make interest or principal payments. Unlike ETFs, ETNs are not investments in a dedicated pool of the issuer’s assets. An underlying fund could lose some or the entire amount invested in an ETN.

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Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause an underlying fund’s share price to be more volatile.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, and political or financial instability. Lack of information may also affect the value of these securities.

The value of an underlying fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for an underlying fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. To the extent an underlying fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Fund rebalancing risk. Underlying funds may experience relatively large redemptions or investments due to a rebalancing of the fund’s investments. In such event, an underlying fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an underlying fund, increase the fund’s expenses or result in the fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an underlying fund’s performance and thus the fund’s performance. The impact of rebalancing is likely to be greater when the fund owns, redeems or invests in a substantial portion of an underlying fund.

The fund’s subadviser will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds. The advisers of the underlying funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying funds. Such actions may delay the rebalancing of the fund’s investments in the event of significant market or other events that may require more rapid action.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that value securities may remain undervalued.

An underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Hedge fund strategies risk. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

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More on the funds’ investment strategies, investments and risks cont’d

Hedging risk. The decision as to whether and to what extent an underlying fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the underlying fund and the availability of suitable transactions. Accordingly, there can be no assurance that an underlying fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

High yield (“junk”) bonds risk. High yield bonds, often called “junk” bonds, have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. High yield bonds may also be less liquid than higher-rated securities, which means an underlying fund may have difficulty selling them at times, and it may have to apply a greater degree of judgment in establishing a price for purposes of valuing fund shares. High yield bonds generally are issued by less creditworthy issuers. Issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. An underlying fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. High yield bonds frequently have redemption features that permit an issuer to repurchase the security from an underlying fund before it matures. If the issuer redeems high yield bonds, an underlying fund may have to invest the proceeds in bonds with lower yields and may lose income.

Inflation-indexed securities risk. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. If inflation is lower than expected during the period an underlying fund holds an inflation-indexed security, the underlying fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by an underlying fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

Investing in a fund of funds risk. Your cost of investing in a fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If the fund invests in an underlying fund that has recently commenced operations, there can be no assurance that such underlying fund will grow to or maintain an economically viable size, in which case the underlying fund’s board or adviser may determine to liquidate the underlying fund.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an underlying fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Leveraging risk. The value of your investment may be more volatile if an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have had. An underlying fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of a fund’s assets. Engaging in such transactions may cause the underlying fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most investments held by an underlying fund must be liquid at the time of investment, investments may become illiquid after purchase by the underlying fund, particularly during periods of market

46	QS Asset Allocation Funds

turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When an underlying fund holds illiquid investments, the underlying fund may be harder to value, especially in changing markets, and if the underlying fund is forced to sell these investments to meet redemption requests or for other cash needs, the underlying fund may suffer a loss. An underlying fund may experience heavy redemptions that could cause the underlying fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the underlying fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Long/short strategy risk. While an underlying fund that uses a long/short strategy may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the underlying fund could lose money on both positions, if the portfolio managers of the underlying fund judge the market incorrectly.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the funds or an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial, or political events, trading and tariff arrangements, terrorism, natural disasters or other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a fund or an underlying fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s or underlying fund’s investments may be negatively affected.

Market and interest rate risk. The market prices of fixed income and other securities owned by an underlying fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities, and therefore the value of your investment in the fund, generally goes down. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. However, calculations of duration and maturity may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Moreover, securities can change in value in response to other factors, such as credit risk. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, an underlying fund’s yield will decline. Also, when interest rates decline, investments made by an underlying fund may pay a lower interest rate, which would reduce the income received by the underlying fund.

MLPs risk. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices.

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More on the funds’ investment strategies, investments and risks cont’d

Model risk. The investment models employed by the subadviser of an underlying fund may not adequately take into account certain factors and may result in the underlying fund having a lower return than if the underlying fund were managed using another model or investment strategy. In addition, the investment models used by an underlying fund’s subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Operational risk. Your ability to transact with the fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The fund and its shareholders could be negatively impacted as a result.

Portfolio management risk. The value of your investment may decrease if an underlying fund’s portfolio managers’ judgment about the attractiveness, value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the adviser. In addition, the underlying fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the underlying fund’s adviser and could have an adverse effect on the value or performance of the underlying fund, and in turn the portfolio.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from an underlying fund’s performance.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if an underlying fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the underlying fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the underlying fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the underlying fund may lose the amount of the premium paid in the event of prepayment.

REITs risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions. Certain REITs charge management fees, which may result in layering the management fees paid by an underlying fund. REITS may be leveraged, which increases risk.

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon an underlying fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the underlying fund has purchased has decreased, the fund could experience a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of the securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the underlying fund will realize a loss, which may be substantial.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited

48	QS Asset Allocation Funds

product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging market investments as well as the risk of debt moratorium, repudiation or renegotiation and an underlying fund may be unable to enforce its rights against the issuers.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Undervalued securities risk. An underlying fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from an underlying fund’s investments may not adequately compensate for the business and financial risks assumed. An underlying fund may make certain speculative investments in securities which its subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the underlying fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Valuation risk. Many factors may influence the price at which an underlying fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the underlying fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, an underlying fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable may be materially affected by events after the close of the market on which they are traded, but before the underlying fund determines its net asset value. The fund’s and underlying fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Portfolio management risk. The value of your investment may decrease if the fund’s or an underlying fund’s adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the fund’s or an underlying fund’s adviser. In addition, the fund’s or an underlying fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the fund’s or an underlying fund’s adviser and could have an adverse effect on the value or performance of the fund or an underlying fund.

Volatility risk. The value of the securities in an underlying fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect an underlying fund’s net asset value. Although the advisers of certain underlying funds employ models that were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities in an underlying fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of an underlying fund.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the SAI. Each fund posts its complete portfolio holdings at www.leggmason.com/mutualfunds (click on the name of the fund) on a quarterly basis. Each fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end. Each fund intends to post partial information concerning the fund’s portfolio holdings (such as top 10 holdings or sector breakdowns, for example) on the Legg Mason funds’ website on a monthly basis. Each fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

QS Asset Allocation Funds	49

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. As of March 31, 2017, LMPFA’s total assets under management were approximately $[        ] billion.

QS Investors, LLC (“QS Investors” or the “subadviser”) provides the day-to-day portfolio management of each fund, except for the management of a certain portion of each fund’s cash and short-term instruments. QS Investors has offices at 880 Third Avenue, 7th Floor, New York, New York 10022. QS Investors provides asset management services primarily for institutional accounts, such as corporate pension and profit sharing plans; endowments and foundations; investment companies (including mutual funds); and state, municipal and foreign governmental entities. Prior to April 1, 2016, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) served as the funds’ subadviser. QS Batterymarch Financial Management, Inc. and QS LMGAA were combined with QS Investors as of April 1, 2016. As of March 31, 2017, QS Investors had assets under management of $[        ] billion.

Western Asset Management Company (“Western Asset”) manages the portion of each fund’s cash and short-term instruments allocated to it. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2017, the total assets under management of Western Asset and its supervised affiliates were approximately $[        ] billion.

LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”), Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2017, Legg Mason’s asset management operations had aggregate assets under management of approximately $[        ] billion.

Portfolio managers

QS Investors utilizes a team management approach headed by Adam J. Petryk, CFA, Thomas Picciochi, CAIA, and Ellen Tesler to manage the assets of the funds.

Adam J. Petryk, CFA, has served as a portfolio manager of each fund since June 2016. Mr. Petryk serves as Head of Multi-Asset and Solutions for QS Investors. Prior to June 2014, he served as Chief Investment Officer at Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012 to 2014. At Batterymarch, he also served as Deputy Chief Investment Officer and co-head of the Developed Markets investment team from 2010 to 2012, Senior Director and Global Investment Strategist on the Developed Markets team from 2008 to 2010 and Global Investment Strategist during 2007. From 2007 to 2009, he was also the Chief Investment Officer of Legg Mason Canada Inc., an affiliate of Batterymarch. Prior to joining Batterymarch, he spent eight years at Legg Mason Canada Inc. as Chief Investment Officer, head of the Quantitative Management team and Quantitative Strategist. He also performed quantitative equity analysis at Scotia Capital Markets. He received a BS in Computer Engineering from University of Waterloo, Ontario, Canada and an MS in Electrical Engineering from University of Waterloo.

Thomas Picciochi, CAIA, has served as a portfolio manager of each fund since May 2014. Mr. Picciochi serves as a Head of Multi-Asset Portfolio Management Implementation of QS Investors. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler has served as a portfolio manager of each fund since May 2014. Ms. Tesler serves as a Portfolio Manager of QS Investors. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Management fee

The funds do not pay a management fee.

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreements is available in the funds’ Annual Report for the fiscal year ended January 31, 2017.

50	QS Asset Allocation Funds

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)), so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares (formerly Class R1 shares for Defensive Growth Fund), 1.25% for Class C1 shares of Defensive Growth Fund, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares of Growth Fund, Moderate Growth Fund, and Conservative Growth Fund, 0.25% for Class I shares and 0.15% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2018, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual fund operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any lower limit then in effect.

Additional information

The funds enter into contractual arrangements with various parties, including, among others, the funds’ investment manager and the subadvisers, who provide services to the funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements.

This Prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of the funds. The funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plans, each fund (except Defensive Growth Fund) pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class A shares; up to 1.00% for Class C shares; up to 0.25% for Class FI shares; up to 0.50% for Class R shares; and up to 1.00% for Class R1 shares. Defensive Growth Fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class A shares; up to 1.00% for Class C (formerly Class R1) shares; up to 0.70% for Class C1 (formerly Class C) shares; up to 0.25% for Class FI shares; and up to 0.50% for Class R shares. From time to time, LMIS and/or financial intermediaries may agree to a reduction or waiver of these fees. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges. Class I and Class IS shares are not subject to distribution and/or service fees under the plans.

Additional payments

In addition to distribution and service fees and sales charges, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include a fund’s distributor and affiliates of the manager, as well as Service Agents through which investors may purchase shares of the fund, including your Service Agents. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your Service Agent for details about revenue sharing payments it receives or may receive. Additional information about revenue sharing payments is available in the SAI. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Possible conflicts of interest

The funds’ manager serves as manager of the underlying Legg Mason funds and ETFs and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the funds may invest in certain underlying funds (including ETFs) for which the funds’ subadviser serves as adviser. Furthermore, the funds’ Board and officers also serve in similar positions with many of the underlying Legg Mason funds. There are possible conflicts of interest that could arise because the manager and subadviser of the funds are affiliated persons of the managers (and advisers and subadvisers, if applicable) of some but not all the underlying funds (after July 1, 2017). Thus, if the interests of the funds and those underlying

QS Asset Allocation Funds	51

More on fund management cont’d

funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Board and officers of the funds fulfill their fiduciary duties to the funds and the underlying funds. For example, the subadviser may have an incentive to allocate a fund’s assets to those funds for which it serves as adviser and receives advisory fees. The funds’ Board believes that the funds have been structured to avoid these concerns. However, a situation could occur where proper action for the funds could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the funds’ Board and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to mitigate, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

52	QS Asset Allocation Funds

Choosing a class of shares to buy

Individual investors who invest directly with the funds may purchase (i) Class A shares or (ii) in the case of investors who meet the $1,000,000 minimum initial investment, Class I shares. Individual investors can also invest in Class C shares. However, Class C shares are not available for purchase through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

Investors not purchasing directly from the funds may purchase shares through a Service Agent. Please note that if you are purchasing shares through a Service Agent, your Service Agent may not offer all classes of shares. Individual investors who buy their shares through a Service Agent that has a direct transfer agent relationship with the funds (“Direct TA Accounts”) may acquire Class A shares of the funds through new purchases or incoming exchanges. Service Agents making fund shares available to their clients determine which share class(es) to make available. Your Service Agent may receive different compensation for selling one class of shares than for selling another class, which may depend on, among other things, the type of investor account and the practices adopted by your Service Agent. Certain Service Agents may impose their own investment fees and practices for purchasing and selling fund shares, which are not described in this Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the Service Agent. Consult a representative of your Service Agent about the availability of fund shares and the Service Agent’s practices and other information.

Class FI shareholders who invested directly with the funds through LMIS Accounts prior to March 31, 2017 were converted to Class A shares.

Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them. Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the fee table and example at the front of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

•	Availability of share classes

When choosing between Class A and Class C shares, you should be aware that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge or distribution or service fees and generally have lower annual expenses than Class A or Class C shares.

Class R1 shares are closed to all new purchases and incoming exchanges.

Class C1 shares of Defensive Growth Fund are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares of Defensive Growth Fund will continue to be available for dividend reinvestment and incoming exchanges.

Each class of shares, except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

•	(i) through Service Agent or

•	(ii) directly from the funds

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

More information about the funds’ classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The front-end sales charges that apply to the purchase of Class A shares

•	The contingent deferred sales charges that apply to the redemption of Class C shares, Class C1 shares of Defensive Growth Fund and certain Class A shares

•	Who qualifies for lower sales charges on Class A shares

•	Who qualifies for a sales load waiver

To visit the website, go to www.leggmason.com/mutualfunds, and click on the name of a fund. On the selected fund’s page, scroll to the bottom of the page and click on the disclosure labeled “Click here for Legg Mason Funds sales charge and breakpoint information.”

QS Asset Allocation Funds	53

Comparing the funds’ classes

The following table compares key features of the funds’ classes. You should review the fee table and example for each fund at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class FI, Class R or Class IS shares. You may be required to provide appropriate documentation confirming your eligibility to invest in Class FI, Class R or Class IS shares. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/or service fees	Exchange privilege[1]
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 5.75% (for Growth Fund, Moderate Growth Fund and Conservative Growth Fund); up to 4.25% (for Defensive Growth Fund); reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase; waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Generally higher annual expenses than Class A • Not available through LMIS Accounts	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class C1 of Defensive Growth Fund

•  Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•   No initial sales charge

•  Contingent deferred sales charge for only 1 year

•  Does not convert to Class A

•  Generally higher annual expenses than Class A

		None	1.00% if you redeem within 1 year of purchase; waived for certain investors	0.70% of average daily net assets	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares
Class FI	• No initial or contingent deferred sales charge • Only offered to Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	0.25% of average daily net assets	Class FI shares of funds sold by the distributor
Class R

•  No initial or contingent deferred sales charge

•  Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund, Clients of Eligible Financial Intermediaries and Eligible Investment Programs

		None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class R1	• Closed to all new purchases	None	None	1.00% of average daily net assets	N/A
Class I	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors • Generally lower annual expenses than all classes, except Class IS	None	None	None	Class I shares of funds sold by the distributor

54	QS Asset Allocation Funds

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/or service fees	Exchange privilege[1]
Class IS

• No initial or contingent deferred sales charge

• Only offered to certain Institutional Investors, Retirement Plans with omnibus accounts held on the books of the fund and Clients of Eligible Financial Intermediaries

• Generally lower annual expenses than the other classes

		None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent about the funds available for exchange.

QS Asset Allocation Funds	55

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on a fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of Service Agent compensation that will be paid out of the sales charge if you buy shares from a Service Agent. For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

	Growth Fund, Moderate Growth Fund and Conservative Growth Fund				Defensive Growth Fund
Amount of investment	Sales charge as % of offering price	Sales charge as % of net amount invested	Service Agent commission as % of offering price		Sales charge as % of offering price	Sales charge as % of net amount invested	Service Agent commission as % of offering price
Less than $25,000	5.75	6.10	5.00		4.25	4.44	4.00
$25,000 but less than $50,000	5.00	5.26	4.25		4.25	4.44	4.00
$50,000 but less than $100,000	4.50	4.71	3.75		4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	2.75		3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00		2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60		2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20		1.50	1.52	1.20
$1 million or more	-0-	-0-	up to 1.00	[1]	-0-	-0-	up to 0.75	[2]

[1]

The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

[2]

Defensive Growth Fund: The distributor may pay a commission of up to 0.75% to a Service Agent for purchase amounts of $1,000,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of shares of funds sold by the distributor to take advantage of the breakpoints in the Class A sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege – allows you to combine the current value of shares of a fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse, and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

56	QS Asset Allocation Funds

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse, and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include the current value of any eligible holdings toward your asset goal amount.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your asset goal amount.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your asset goal amount. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Shareholders investing in Class A shares through LMIS Accounts

•	Investors who redeemed Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason-sponsored fund

•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain Retirement Plans

•	Investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the fund at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or visit the Legg Mason funds’ website, www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

Different Service Agents may impose different sales loads or offer different ways to reduce sales loads. These variations are described at the end of this Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents.”

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of your purchase, you will pay a contingent deferred sales charge of 1.00%. Class C shares are not available for purchase through LMIS Accounts.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class C1 shares of Defensive Growth Fund

Class C1 shares are not available for purchase by new or existing investors (except for certain Retirement Plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. You buy Class C1 shares at net asset value with no initial sales charge. However, if you redeem your Class C1 shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

QS Asset Allocation Funds	57

Sales charges cont’d

LMIS generally will pay Service Agents selling Class C1 shares a commission of up to 0.75% of the purchase price of the Class C1 shares of Defensive Growth Fund they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares of Defensive Growth Fund serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares of Defensive Growth Fund serviced by them.

Class FI, Class R and Class R1 shares

You buy Class FI and Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class R1 shares are closed to all new purchases and incoming exchanges.

Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them, up to 0.50% of the average daily net assets represented by Class R shares serviced by them and up to 1.00% of the average daily net assets represented by Class R1 shares serviced by them.

Class I and Class IS shares

You buy Class I and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Class I and Class IS shares are not subject to any distribution and/or service fees.

58	QS Asset Allocation Funds

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of another fund sold by the distributor

•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a Retirement Plan

•	For Retirement Plans with omnibus accounts held on the books of the fund

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

To have your contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver.

Different Service Agents may offer different contingent deferred sales charge waivers. These variations are described at the end of this Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents.”

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent or the fund, consult the SAI or visit the Legg Mason funds’ website, www.leggmason.com/mutualfunds, and click on the name of a fund. On the selected fund’s page, scroll to the bottom of the page and click on the disclosure labeled “Click here for Legg Mason Funds sales charge and breakpoint information.”

QS Asset Allocation Funds	59

Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), other similar employer-sponsored retirement and benefit plans, and individual retirement accounts that are administered on the same IRA recordkeeping platform and that invest in a fund through a single omnibus account pursuant to a special contractual arrangement with the fund or the distributor. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth IRAs (absent an exception that is explicitly described in this Prospectus), Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of a fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares.

Investors who rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold, purchase and exchange shares of a fund to the same extent as the applicable Retirement Plan.

Although Retirement Plans with omnibus accounts held on the books of a fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Other Retirement Plans

“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to a fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

“Other Retirement Plans” do not include arrangements whereby an investor would rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”

Other Retirement Plan investors can generally invest in Class A, Class C and Class I shares. Individual retirement vehicles may also choose between these share classes.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in a fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class A, Class FI, Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include investors who invest in a fund through the program of a Service Agent where the investor typically invests $10 million or more in assets under management in accounts with the Service Agent (“Management Accounts”). Such investors may also include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The Service Agent may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R, Class I or Class IS shares. Class I and Class IS shares are available for exchange from Class A or Class C shares of each fund by participants in the Eligible Investment Programs.

Eligible Investment Programs are not permitted to offer Class C shares of Defensive Growth Fund that were formerly classified as Class R1 shares.

Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I or Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A and Class C shares, which have different investment minimums, fees and expenses.

60	QS Asset Allocation Funds

Class A shares — Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares, and

•	Fund shares are held on the books of a fund through an omnibus account.

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with a fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of a fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of a fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain Retirement Plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class C1 shares of Defensive Growth Fund — Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares of Defensive Growth Fund at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares of Defensive Growth Fund sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain Retirement Plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class FI shares

Class FI shares are offered only to Clients of Eligible Financial Intermediaries and Retirement Plans.

Class R shares

Class R shares are offered only to Retirement Plans with omnibus accounts held on the books of a fund (either at the plan level or at the level of the financial intermediary), to Clients of Eligible Financial Intermediaries and through Eligible Investment Programs.

Class R1 shares

Class R1 shares are closed to all new purchases and incoming exchanges.

Class I shares

Class I shares are offered only to:

•	Institutional Investors who meet the $1,000,000 minimum initial investment requirement;

•	Individual investors investing directly with the fund who meet the $1,000,000 minimum initial investment requirement;

•	Retirement Plans with omnibus accounts held on the books of the fund;

•	Certain rollover IRAs;

•	Clients of Eligible Financial Intermediaries; and

•	Other investors authorized by LMIS.

Certain waivers of these requirements for individuals associated with the funds, Legg Mason or its affiliates are discussed in the SAI.

QS Asset Allocation Funds	61

Retirement and Institutional Investors — eligible investors cont’d

Class IS shares

Class IS shares may be purchased only in accounts which are not subject to the payment of recordkeeping, account servicing, networking or similar fees by the fund to any intermediary. Class IS shares may be purchased by:

•	Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the Service Agent);

•	Certain rollover IRAs;

•	Institutional Investors;

•	Clients of Eligible Financial Intermediaries (including Management Accounts); and

•	Other investors authorized by LMIS.

Other considerations

Plan sponsors, plan fiduciaries and other Service Agents may choose to impose qualification requirements that differ from the funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The funds are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or Service Agent to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or Service Agent for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

62	QS Asset Allocation Funds

Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

The funds may not be available for sale in certain states. Prospective investors should inquire as to whether the funds are available for sale in their state of residence.

You must provide the following information for your order to be processed:

•    Name of fund being bought

•   Class of shares being bought

•    Dollar amount or number of shares being bought (as applicable)

•   Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the funds

Investors should contact the funds at 1-877-721-1926 to open an account and make arrangements to buy shares. For initial purchases, complete and send your account application to the funds at one of the following addresses:

Regular Mail:

Legg Mason Funds

P.O. Box 9699

Providence, RI 02940-9699

Express, Certified or Registered Mail:

Legg Mason Funds

4400 Computer Drive

Westborough, MA 01581

Subsequent purchases should be sent to the same addresses. Enclose a check to pay for the shares.

For more information, please call the funds between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•    Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•    Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

•    If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the funds or consult the SAI.

QS Asset Allocation Funds	63

Exchanging shares

Generally

You may exchange shares of a fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their Service Agents (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A, Class C or Class C1 shares to Class I or Class IS shares of the same fund under certain limited circumstances. Please refer to the section of this Prospectus titled “Retirement and Institutional Investors — eligible investors” or contact your Service Agent for more information.

Investors that hold Class C1 shares of Defensive Growth Fund may exchange those shares for Class C1 shares of other funds sold by the distributor or, if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

An exchange of shares of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The funds may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

•   If you bought shares directly from a fund, contact the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

•    Exchanges may be made only between accounts that have identical registrations

•   Not all funds offer all classes

•    Some funds are offered only in a limited number of states. Your Service Agent or the funds will provide information about the funds offered in your state

Always be sure to read the prospectus of the fund into which you are exchanging shares

Investment minimums, sales charges and other requirements

•   In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge.

•    Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

•   You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

•    Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

•    The funds may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone	Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.

64	QS Asset Allocation Funds

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund at one of the following addresses:

Regular Mail:

Legg Mason Funds

P.O. Box 9699

Providence, RI 02940-9699

Express, Certified or Registered Mail:

Legg Mason Funds

4400 Computer Drive

Westborough, MA 01581

Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of a fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

•    Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

•    Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the funds or consult the SAI.

QS Asset Allocation Funds	65

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH).

In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

Each fund reserves the right to pay redemption proceeds by giving you shares of underlying funds. The shares that you receive will be valued at the net asset value per share of the class of the underlying fund held by the fund on the day of the redemption. If you later decide to redeem the underlying fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the underlying fund that you hold, which may be more or less than the value on the date of your redemption from the fund. You may pay transaction costs to dispose of the fund shares.

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund at one of the following addresses:

Regular Mail:

Legg Mason Funds

P.O. Box 9699

Providence, RI 02940-9699

Express, Certified or Registered Mail:

Legg Mason Funds

4400 Computer Drive

Westborough, MA 01581

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•   Medallion signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

•    Name of fund being redeemed

•   Class of shares being redeemed

•    Account number

Systematic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of a fund with a value of at least $5,000 and each automatic redemption must be at least $50 per transaction per month and $150 quarterly per fund.

The following conditions apply:

•    Redemptions may be made monthly, quarterly, semi-annually or annually

•   If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

•   You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the funds or consult the SAI.

66	QS Asset Allocation Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the funds nor its agents will bear any liability for these transactions, subject to applicable law.

The funds have the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”), but not from a notary public. The funds and their agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The funds may change the signature guarantee requirements from time to time without prior notice to shareholders.

Restrictions on the availability of the fund outside the United States

The distribution of this Prospectus and the offering of shares of the funds are restricted in certain jurisdictions. This Prospectus is not an offer or solicitation in any jurisdiction where such offer or solicitation is unlawful, where the person making an offer or solicitation is not authorized to make

QS Asset Allocation Funds	67

Other things to know about transactions cont’d

it or a person receiving an offer or solicitation may not lawfully receive it or may not lawfully invest in the funds. Investors should inform themselves as to the legal requirements within their own country before investing in the funds.

This Prospectus, and the offer of shares hereunder, are not directed at persons outside the United States. In particular, the funds are not intended to be marketed to prospective investors in any member state of the European Union, Iceland, Liechtenstein or Norway (collectively, the “European Economic Area” or “EEA”). No notification or application has been made to the competent authority of any member state of the EEA under the Alternative Investment Fund Managers Directive (or any applicable legislation or regulations made thereunder) to market the funds to investors in the EEA and it is not intended that any such notification or application shall be made.

U.S. citizens with addresses in the United States, and non-U.S. citizens who reside in the United States and have U.S. addresses, are permitted to establish accounts with the funds. For these purposes, the “United States” and “U.S.” include U.S. territories.

The funds generally do not permit persons who do not reside in the United States or who do not have U.S. addresses to establish accounts. Therefore, U.S. citizens residing in foreign countries, as well as non-U.S. citizens residing in foreign countries, generally will not be permitted to establish accounts with the funds.

For further information, you or your Service Agent may contact the funds at 877-721-1926 or 203-703-6002.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below, depending on whether the account is held directly with a fund or through a Service Agent.

Direct accounts

Direct accounts generally include accounts held in the name of the individual investor on a fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value), a fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to a fund or its agents; and (iv) Class FI, Class R, Class R1, Class I and Class IS shares.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have accounts in multiple funds, they will not be aggregated for the purpose of calculating the small account fee. Some shareholders who hold accounts in Classes C and C1 (formerly Classes R1 and C of Defensive Growth Fund) of the same fund, may have those accounts aggregated for the purposes of these calculations. Please contact the funds or your Service Agent for more information.

Non-direct accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and a fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The funds reserve the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure

68	QS Asset Allocation Funds

to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

This policy does not apply to: (i) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (ii) qualified retirement plans (such as 401(k) plans, 403(b) plans, profit sharing plans and money purchase plans); (iii) accounts with an active systematic investment plan; (iv) accounts with an active systematic withdrawal plan; (v) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents and (vi) accounts identified to us by the applicable Service Agent as being fee-based accounts.

All accounts

The funds may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the funds, increase fund transaction costs, and have a negative effect on the funds’ long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the subadviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to funds sold by the funds’ distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

Under the funds’ policies and procedures, the funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in a fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the funds. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor either preceded or followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of that fund within 30 days of such purchase. Purchases and sales of a fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

QS Asset Allocation Funds	69

Other things to know about transactions cont’d

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. A fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of a fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The funds have also adopted policies and procedures to prevent the selective release of information about the funds’ holdings, as such information may be used for market-timing and similar abusive practices.

The funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, a fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the funds will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The funds reserve the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will be entitled to vote your shares and may seek voting instructions from you. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Confirmations and account statements

If you bought shares directly from a fund, you will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Systematic Investment Plan, exchanges made through a systematic exchange plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

70	QS Asset Allocation Funds

Dividends, other distributions and taxes

Dividends and other distributions

Each fund generally distributes long-term capital gain if any, once a year, typically in December and at such other times as are necessary.

The funds generally pay dividends, if any, as follows:

Fund	Income dividend distributions
Growth Fund	Annually
Moderate Growth Fund	Annually
Conservative Growth Fund	Quarterly
Defensive Growth Fund	Quarterly

Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

You can elect to receive dividends and/or other distributions in cash.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date. You do not pay a sales charge on reinvested distributions or dividends.

If you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or, provided that the dividend and/or distribution is $10.00 or more, by check. If you choose to receive dividends and/or distributions via check, amounts less than $10.00 will automatically be reinvested in fund shares as described above.

If you do not want dividends and/or distributions in amounts less than $10.00 to be reinvested in fund shares, you must elect to receive dividends and distributions via a direct deposit to your bank account.

If you hold Class A, Class C or Class C1 shares directly with a fund, you may instruct the fund to have your dividends and/or distributions invested in Class A, Class C or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000 in the fund and

•	The other fund is available for sale in your state.

To change those instructions, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and other distributions.

The Board reserves the right to revise the dividend policy or postpone the payment of dividends, if warranted in the Board’s judgment, due to unusual circumstances.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation.

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether received in cash or reinvested in additional shares or shares of another fund) are all taxable events. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes, whether or not the shares are held in a taxable account.

The following table summarizes the tax status of certain transactions related to the funds.

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares are owned more than one year
Dividends of investment income and distributions of net short-term capital gain	Ordinary income, or in certain cases qualified dividend income
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain

QS Asset Allocation Funds	71

Dividends, other distributions and taxes cont’d

Distributions attributable to short-term capital gains are taxable to you as ordinary income. Distributions attributable to qualified dividend income received by a fund, if any, may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied. Distributions of net capital gain reported by a fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain.

You may want to avoid buying shares when a fund is about to declare a dividend or capital gain distribution because it will be taxable to you even though it may economically represent a return of a portion of your investment.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of fund shares.

A dividend declared by a fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

In addition, a fund’s investment in certain foreign securities, foreign currencies or foreign currency derivatives may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.

After the end of each year, your Service Agent or the funds will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

72	QS Asset Allocation Funds

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. Each fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

Each fund calculates its net asset value every day the NYSE is open. Each fund generally values its securities and other assets and calculates its net asset value as of the scheduled close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, the funds will calculate its net asset value as of the scheduled closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the scheduled close of regular trading on the NYSE on that day. If the NYSE closes early on that day, you must place your order prior to the scheduled closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Investments in underlying funds (except for ETFs) are valued at the net asset value per share of the class of the underlying fund held by a fund as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how each fund and the underlying funds in the Legg Mason funds complex value their securities:

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price (which may be reported at a different time than the time at which the fund’s net asset value is calculated) or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade. The prices of foreign equity securities typically are adjusted using a fair value model developed by an independent third party pricing service to estimate the value of those securities at the time of closing of the NYSE. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). Foreign markets are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange. Investments in funds other than ETFs are valued at the net asset value per share of the class of the underlying fund held by the fund as determined on each business day.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that a fund might reasonably expect to receive upon a current sale of the security. Each fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund’s net asset value is calculated.

Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

QS Asset Allocation Funds	73

Financial highlights

The financial highlights tables are intended to help you understand the performance of each fund’s classes for the past five years, unless otherwise noted. No financial highlights are presented for Class FI, Class R1 and Class IS shares of any fund because no Class FI, Class R1 and Class IS shares were outstanding for the periods shown. The returns of those classes will differ from those of the other classes to the extent that their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ financial statements which have been audited by [            ], an independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in the Annual Report (available upon request).

QS Growth Fund

[Current Financial Highlights Tables to be added]

74	QS Asset Allocation Funds

QS Moderate Growth Fund - [Current Financial Highlights Tables to be added]

QS Asset Allocation Funds	75

Financial highlights cont’d

QS Conservative Growth Fund [Current Financial Highlights Tables to be added]

76	QS Asset Allocation Funds

QS Defensive Growth Fund [Current Financial Highlights Tables to be added]

QS Asset Allocation Funds	77

Appendix: Waivers and Discounts Available from Certain Service Agents

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

MERRILL LYNCH (EFFECTIVE APRIL 10, 2017)

Initial sales charge waivers on Class A shares

Investors purchasing Class A shares of the fund through a Merrill Lynch, Pierce, Fenner & Smith Incorporated platform or account (“Merrill Lynch Accounts”) are eligible for a waiver of the initial sales load on certain purchases of Class A shares that may differ from others described in this Prospectus. Merrill Lynch Accounts that are eligible for the waiver include: (i) employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan; (ii) shares purchased by or through a Section 529 plan; (iii) shares purchased through a Merrill Lynch affiliated investment advisory program; (iv) shares purchased by third-party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform; (v) shares of funds purchased through the Merrill Edge Self-Directed platform; (vi) shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family); (vii) shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date; (viii) employees and registered representatives of Merrill Lynch or its affiliates and their family members; (ix) Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this Prospectus; and (x) shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

Contingent deferred sales charge waivers on Class A, B and C shares available at Merrill Lynch

Investors holding shares subject to a contingent deferred sales charge through Merrill Lynch Accounts are eligible for a waiver of the contingent deferred sales charge on the redemption of shares: (i) due to the death or disability of the shareholder; (ii) as part of a systematic withdrawal plan as described in this Prospectus; (iii) due to the return of excess contributions from an IRA Account; (iv) as part of a required minimum distribution for IRAs and retirement accounts due to the shareholder reaching age 70 1/2; (v) sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch; (vi) acquired through the Right of Reinstatement; and (vii) held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable only to Class A shares and Class C shares).

Front-end load discounts on Class A shares

The following discounts are available on purchases of Class A shares through Merrill Lynch Accounts: (i) breakpoints in the Class A sales charge schedule described in this Prospectus; (ii) rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Merrill Lynch; eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets; and (iii) letters of intent (LOI), which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Class A or Class A2 (as applicable) sales charge waivers available only through certain Service Agents

Class A or Class A2 shares may be purchased at net asset without a sales charge by employees of any Service Agents that offer this waiver to their employees or employee-related accounts.

78	QS Asset Allocation Funds

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

THIS PAGE IS NOT PART OF THE PROSPECTUS

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

You may visit www.leggmason.com/mutualfundsliterature for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the funds’ investments is available in the funds’ Annual and Semi-Annual Reports to shareholders. In the funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the funds’ Annual Report are incorporated by reference into (are legally part of) this Prospectus.

A fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about each fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, or by calling the funds at 1-877-721-1926 or by writing to a fund at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902.

Information about each fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about a fund that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor are offering to sell shares of a fund to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act

file no. 811-06444)

FD01083ST 06/17

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, March 24, 2017

June 1, 2017

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND (“Growth Fund”)

QS MODERATE GROWTH FUND (“Moderate Growth Fund”)

QS CONSERVATIVE GROWTH FUND (“Conservative Growth Fund”)

QS DEFENSIVE GROWTH FUND (“Defensive Growth Fund”)

	Growth Fund	Moderate Growth Fund	Conservative Growth Fund	Defensive Growth Fund
Class	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol
A:	SCHAX	SCGRX	SBBAX	SBCPX
C:	SCHCX	SCGCX	SCBCX	LWLAX
C1:	N/A	N/A	N/A	SBCLX
FI:	—	—	—	—
R:	LLLRX	LLMRX	LLARX	LMLRX
R1:	—	—	—	N/A
I:	LANIX	LLAIX	LMEIX	LMGIX
IS:

620 Eighth Avenue

New York, New York 10018

1-877-721-1926

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (this “SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectus of each of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund (each, a “fund” and collectively, the “funds”), dated June 1, 2017, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus.

The funds are series of Legg Mason Partners Equity Trust (the “Trust”), a Maryland statutory trust. Prior to April 1, 2016, Growth Fund was named “QS Legg Mason Growth Fund,” Moderate Growth Fund was named “QS Legg Mason Moderate Growth Fund,” Conservative Growth Fund was named “QS Legg Mason Conservative Growth Fund” and Defensive Growth Fund was named “QS Legg Mason Defensive Growth Fund.” Prior to June 1, 2015, the funds followed different investment policies and strategies and Growth Fund was named “QS Legg Mason Lifestyle Allocation 85%,” Moderate Growth Fund was named “QS Legg Mason Lifestyle Allocation 70%,” Conservative Growth Fund was named “QS Legg Mason Lifestyle Allocation 50%” and Defensive Growth Fund was named “QS Legg Mason Lifestyle Allocation 30%.” Prior to June 30, 2014, Growth Fund was named “Legg Mason Lifestyle Allocation 85%,” Moderate Growth Fund was named “Legg Mason Lifestyle Allocation 70%,” Conservative Growth Fund was named “Legg Mason Lifestyle Allocation 50%” and Defensive Growth Fund was named “Legg Mason Lifestyle Allocation 30%.” Prior to October 5, 2009, Growth Fund was named “Legg Mason Partners Lifestyle Allocation 85%,” Moderate Growth Fund was named “Legg Mason Partners Lifestyle Allocation 70%,” Conservative Growth Fund was named “Legg Mason Partners Lifestyle Allocation 50%” and Defensive Growth Fund was named “Legg Mason Partners Lifestyle Allocation 30%.”

Each of the four funds offers different levels of potential return and involves different levels of risk. Each of the funds seeks to achieve its investment objective by investing in a number of open-end management investment companies (including exchange-traded funds (“ETFs”)) or series thereof (“underlying funds”) for which Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), now or in the future acts as principal underwriter or for which Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), or another affiliate of Legg Mason, now or in the future acts as investment manager. Each of the funds also may invest in ETFs for which an investment adviser that is not affiliated with Legg Mason acts as investment manager. The ability of the portfolios to invest in ETFs will be effective as of July 1, 2017.

Additional information about a fund’s investments is available in the funds’ annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The funds’ Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the funds (each called a “Service Agent”), by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902, by calling the telephone number set forth above, by sending an e-mail request to prospectus@leggmason.com or by visiting www.leggmason.com/mutualfundsliterature. LMIS serves as each fund’s sole and exclusive distributor.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the funds or their distributor. The Prospectus and this SAI do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

WHY INVEST IN THE FUNDS

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification. The funds may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including individual retirement accounts (“IRAs”), 401(k) employee savings plans, 403(b) non-profit organization savings plans, profit-sharing and money-purchase pension plans and other corporate pension and savings plans.

Each of the funds invests in underlying funds suited to the fund’s particular investment objective. The allocation of assets among underlying funds within each fund’s portfolio is determined by the fund’s manager, LMPFA, and subadviser, QS Investors, LLC (“QS Investors” or the “subadviser”), according to fundamental and quantitative analysis. The funds are intended to provide a simple and conservative approach to helping investors meet retirement and other long-term goals.

Although they invest primarily in shares of other mutual funds and ETFs, each fund may also invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depositary receipts; and fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

Each fund may also enter into futures contracts or related options on futures contracts, and may also engage in transactions in options on securities or indexes, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

In addition to direct investments, as of July 1, 2017, each fund may invest in exchange traded funds (“ETFs”). ETFs hold portfolios of securities that seek to track or outperform the performance of a specific index or basket of securities. As with other investments in shares of mutual funds, a fund holding shares of an ETF will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of a fund’s own operations.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

Each fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, non-diversified management investment company.

The funds’ Prospectus discusses each fund’s investment objective and policies. The following discussion supplements the description of each fund’s investment policies in its Prospectus.

In pursuing their investment objectives, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the funds invest in the underlying funds, shareholders of each fund will be affected by these investment policies in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest, the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the funds or the underlying funds will be achieved.

Investment Objective and Principal Investment Strategies

Growth Fund. The fund seeks capital appreciation. The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among the funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the fund will achieve its investment objective.

Moderate Growth Fund. The fund seeks long-term growth of capital. The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among the funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the fund will achieve its investment objective.

Conservative Growth Fund. The fund seeks balance of growth of capital and income. The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among the funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the fund will achieve its investment objective.

Defensive Growth Fund. The fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The fund is a fund of funds—it invests in other mutual funds and ETFs. The fund is managed as an asset allocation program and allocates its assets among the funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objectives. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements. There is no guarantee that the fund will achieve its investment objectives.

Each fund may also invest directly in the types of securities held by the underlying funds and other instruments. See “Why Invest in the Funds.”

The ability of each fund to invest in ETFs is effective as of July 1, 2017.

INVESTMENT PRACTICES AND RISK FACTORS

Each fund’s principal investment strategies are described above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the funds, which all involve risks of varying degrees.

Because the funds invest primarily in the underlying funds, rather than directly in securities or other instruments, the strategies and risks below are described by reference to the underlying funds. However, to the extent that the funds invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the funds.

Equity Securities

General. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which an underlying fund invests; and the risk that an underlying fund may experience a substantial or complete loss on an individual stock.

Common Stocks. Each fund, through its investment in certain of the underlying funds or directly, may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Each fund, through its investment in certain of the underlying funds or directly, may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividend. For that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Securities. Each fund may invest in certain underlying funds that invest all or a portion of its assets in foreign securities. An underlying fund may invest directly in foreign issuers or invest in depositary receipts. The returns of an underlying fund may be adversely affected by fluctuations in value of one or more currencies relative to the U.S. dollar. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include risks resulting from revaluation of currencies; future adverse political and economic developments; possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; possible expropriation, nationalization or confiscatory taxation; possible withholding taxes and limitations on the use or removal of funds or other assets, including the withholding of dividends; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility and be less liquid. Foreign securities may not be registered with, nor the issuers thereof be subject to the reporting requirements of, the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign issuer than is available about a U.S. issuer and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. An underlying fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and many, if not all, of the foregoing considerations apply to such investments as well. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.”

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. Delays in settlement could result in temporary periods when assets of an underlying fund are uninvested and no return can be earned on them. The inability of an underlying fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result in losses to an underlying fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since certain underlying funds may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates may influence the value of an underlying fund’s shares and may also affect the value of dividends and interest earned by an underlying fund and gains and losses realized by the underlying fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

The operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a fund investing in such fund.

Securities of Emerging Markets Issuers. Each fund, through its investment in certain of the underlying funds or directly, may invest in securities of emerging markets. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by a fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by a fund will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, a fund could lose a substantial portion or all of its investments in such countries. A fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which a fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a fund’s investment in those countries.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested.

Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. A fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for in U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a fund could lose its entire investment in any such country.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if a fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from a fund’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) or an underlying fund’s board.

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for an underlying fund to pursue claims against a foreign issuer in the courts of a foreign country.

Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, an underlying fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit an underlying fund’s investment in those markets and may increase the expenses of the underlying fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of an underlying fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade. Whether or not an underlying fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, financial and other difficulties, the value and liquidity of an underlying fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not an underlying fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the underlying fund’s investments.

Equity-Linked Notes. Equity-linked notes (“ELNs”) are securities that are valued based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where an underlying fund may not have established local access. Investors in ELNs are subject to risk of loss of principal investment.

American, European and Continental Depositary Receipts. Each of the funds, through its investment in certain of the underlying funds or directly, may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of a fund’s investment policies and limitations, ADRs are considered to have the same characteristics as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Certain underlying funds may also invest in EDRs and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. EDRs are issued in bearer form and are designed for use in European securities markets. GDRs are tradable both in the United States and Europe and are designed for use throughout the world.

For purposes of a fund’s investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership in common stock will be treated as common stock.

Warrants. A warrant entitles an underlying fund to purchase common stock from the issuer at a specified price and time. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Model Risk. The proprietary models that may be used by certain underlying funds’ advisers to evaluate securities or securities markets are based on the adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Style Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks. Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities. In addition, the market values of growth stocks may be more volatile than other types of investments and may lack dividends that can cushion share prices during market declines. The returns on growth securities may or may not move in tandem with the returns of other styles of investing or the overall stock markets.

Capitalization Risk. Investments in securities of companies with small and medium market capitalizations are generally considered to offer greater opportunity for appreciation but involve special risks. The securities of those companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small- to medium-capitalization companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small and medium capitalization company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small and medium capitalization company stocks may decline in price as the prices of large company stocks rise or vice versa. Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large, medium or small capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large, medium and small capitalization companies and such stocks may be more thinly traded and thus difficult for an underlying fund to buy and sell in the market.

Fixed Income Securities

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Many fixed income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the underlying funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Each of the funds, through its investment in certain of the underlying funds or directly, may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa or Aa) or Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB) or determined by the underlying fund’s adviser to be of comparable quality. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

Each fund, through its investment in certain of the underlying funds or directly, may invest in floating and variable rate income securities, including securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

High Yield Securities. Each of the funds, through its investment in certain of the underlying funds or directly, may invest in securities rated below investment grade, that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss because of default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features.

Synthetic Convertible Securities. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Money Market Instruments. Each fund may invest in money market funds managed by LMPFA or its affiliates and money market funds managed by unaffiliated advisers. Money market funds invest in high-quality, U.S. dollar-denominated short-term debt securities and must follow strict rules as to the credit quality, liquidity, diversification and maturity of their investments. A fund may lose money on its investment in money market funds. If a fund invests in money market funds it will indirectly bear its proportionate share of the management fees and other expenses that are charged by the money market fund in addition to the management fees and other expenses paid by the fund. If a fund invests in money market funds that are managed by LMPFA or its affiliates, it is possible that a conflict of interest among the fund and the affiliated funds could affect how the fund’s manager and its affiliates fulfill their fiduciary duty to the fund and the affiliated funds. Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by U.S. banks (including their branches located outside the United States and subsidiaries located in Canada), U.S. branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

U.S. Government Securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as securities issued by Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates. Since the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a fund or an underlying fund may invest in obligations issued by such an instrumentality if its adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a fund or the underlying fund, as the case may be.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Department of the Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. An underlying fund may invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a three-month lag). The U.S. Department of the Treasury issues U.S. TIPS in maturities of five, ten and thirty years. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to their investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If an underlying fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the underlying fund may experience a loss if there is a subsequent period of deflation. An underlying fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, an underlying fund investing in inflation-indexed securities could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986, as amended (the “Code”).

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While an underlying fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of an underlying fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain “special purpose” REITs in which an underlying fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year. If this happens, an underlying fund could be required to issue revised notices to its shareholders changing the character of the underlying fund’s distributions.

An underlying fund may invest wholly or partially in REITs by investing in ETFs that invest in REITs.

Mortgage-Related Securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners and include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as an underlying fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

Interests in pools of mortgage loans generally provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Securities issued by Ginnie Mae and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. The mortgage-backed securities guaranteed by Ginnie Mae are backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress. Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Commercial banks, savings and loan institutions, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. An underlying fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser of the underlying fund determines that the securities are an appropriate investment for the underlying fund.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker that issued the CMO held by a fund, the fund could experience delays in liquidating both its position and losses. An underlying fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. An underlying fund may also invest in “stripped” CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional mortgage-backed securities.

Governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, an underlying fund’s adviser may, consistent with the underlying fund’s investment objective and policies, consider making investments in such new types of securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, an underlying fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by an underlying fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed income securities.

Asset-Backed Securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties. Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements.

Asset-backed securities present certain risks which are, generally, related to limited interests, if any, in related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized.

Mortgage Dollar Rolls. Each of the funds, through its investment in certain of the underlying funds, may enter into mortgage dollar rolls. An underlying fund may enter into dollar rolls in which the fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, an underlying fund forgoes interest paid on the securities. An underlying fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. An underlying fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Underlying funds execute mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where a fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities an underlying fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy, becomes insolvent or defaults on its obligations, an underlying fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. Dollar roll transactions may result in a form of leverage that increases an underlying fund’s sensitivity to interest rate changes and may increase the overall risk of investing in the fund.

Sovereign Government and Supranational Debt. The funds, through investment in certain underlying funds or directly, may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Brady Bonds. Each fund, through its investment in certain of the underlying funds or directly, may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating-rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

A significant amount of the Brady Bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Bank Obligations. Recently enacted legislation will affect virtually every area of banking and financial regulation. The extent and impact of the regulations are not yet fully known and may not be for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect an underlying fund’s investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each bank held by the underlying fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the underlying funds’ advisers, or with respect to the funds and certain underlying funds, Western Asset Management Company (“Western Asset”), as applicable, will carefully evaluate such investments on a case-by-case basis.

Eurodollar or Yankee Obligations. Certain underlying funds may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S.

reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. Premium securities are fixed income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, an underlying fund will recognize a capital loss if it holds such securities to maturity.

When-Issued Securities and Delayed-Delivery Transactions. To secure an advantageous price or yield, each of the funds, through its investment in certain of the underlying funds or directly, may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a fund or an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a fund or an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, fixed income government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by a fund or an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the underlying funds as initial criteria for the selection of portfolio securities, but the underlying funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a fund or an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund’s subadviser or the adviser of the underlying fund will consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, a fund or an underlying fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective(s) and policies.

Derivative Transactions

General. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, indexes or currencies, options on these futures, forward foreign currency contracts and swaps, including interest rate, currency and credit default swaps (collectively, “Financial Instruments”). One or more of the underlying funds may use Financial Instruments for any of the following purposes: as a hedging technique in an attempt to manage risk in the underlying fund’s portfolio, as a means of changing investment characteristics of the underlying fund’s portfolio, as a means of providing additional exposure to types of investments or market factors, as a substitute for buying or selling securities, as a means of attempting to enhance returns or as a cash flow management technique. Except as otherwise provided in the Prospectus, this SAI or by applicable law, an underlying fund may purchase and sell any type of Financial Instrument. An underlying fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.

The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility or otherwise adversely affect their performance or disrupt markets. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the portfolio and the underlying funds. If the proposed rule is adopted and goes into effect, it could limit the ability of the underlying funds to invest or remain invested in derivatives.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that an underlying fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, an underlying fund’s ability to use Financial Instruments may be limited by tax considerations.

In addition to the instruments and strategies discussed in this section, the advisers to the underlying funds may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as the advisers to the underlying funds develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers to the underlying funds may utilize these opportunities and techniques to the extent that they are consistent with the underlying fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

This discussion is not intended to limit an underlying fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the underlying fund as broadly as possible. Statements concerning what the underlying fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the Prospectus or this discussion indicates that an underlying fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.

Summary of Certain Risks. The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to an underlying fund. In general, the use of Financial Instruments may increase the volatility of the underlying fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to the underlying fund. As noted above, there can be no assurance that any derivatives strategy will succeed.

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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the underlying fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon an adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if an adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

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An underlying fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against the underlying fund’s position, the underlying fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the underlying fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If the underlying fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the underlying fund will continue to be subject to investment risk on the assets. In addition, the underlying fund may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair the underlying fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the underlying fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

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An underlying fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the underlying fund is not successful in its negotiations, the underlying fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. The underlying fund may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the underlying fund continues to be subject to investment risk on the Financial Instrument. The fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

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Certain Financial Instruments transactions may have a leveraging effect on an underlying fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When an underlying fund engages in transactions that have a leveraging effect, the value of the underlying fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the underlying fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•	Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to an underlying fund.

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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, an underlying fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (“OTC”) options and swaps, may be considered illiquid and therefore subject to the underlying fund’s limitation on illiquid investments.

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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in an underlying fund incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, the underlying fund might have been in a better position had it not attempted to hedge at all.

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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that an underlying fund uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the underlying fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.

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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, an underlying fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

•	Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, an underlying fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that either are required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, an underlying fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the underlying fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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Financial Instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to Financial Instruments used outside the United States. Financial Instruments used outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.

Options on Securities. Each fund, through its investment in certain of the underlying funds and directly, may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

An underlying fund with option-writing authority may write (a) in-the-money call options when its adviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the adviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Writing out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (“OCC”) or similar clearing corporation and the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options only on national securities exchanges or in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which the adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist or may cease to exist. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options. Each of the funds, through its investment in certain of the underlying funds, may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market or industry index such as the S&P 100 Index, the NYSE Arca Oil Index or the NYSE Arca Computer Technology Index.

Options on stock indexes are generally similar to options on stock except for the delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund may engage in stock index options transactions when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions. Each of the funds, through its investment in certain of the underlying funds, may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

To attempt to hedge against adverse movements in exchange rates between currencies, an underlying fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (“transaction hedging”). Further, when the adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward currency contract to sell the currency the adviser expects to decline in an amount approximating the value of some or all of the fund’s securities denominated in that currency. When the adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to appreciate for a fixed amount (“position hedging”). In this situation, the fund may, in the alternative, enter into a forward currency contract to sell a different currency for a fixed amount of the currency expected to decline where the adviser believes that the value of the currency to be sold pursuant to the forward currency contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated (“cross hedging”). The underlying fund’s custodian places cash or other liquid assets in a separate account of the fund having a value equal to the aggregate amount of the fund’s commitments under forward currency contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments with respect to such contracts.

At or before the maturity of a forward contract, an underlying fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options. Each fund, through its investment in certain of the underlying funds, may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three-, six- and nine-month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a “long” position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund’s not participating in a market advance. An underlying fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a “short” position) as it purchases individual stocks. An underlying fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by an underlying fund, an increase in the value of the futures contracts could only mitigate—but not totally offset—the decline in the value of the underlying fund.

Each fund, through its investment in certain of the underlying funds, may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation, but some underlying funds may enter into futures contracts for non-hedging purposes, i.e., to increase total return. The ability of the underlying funds to trade in futures contracts may be limited by the requirements of the Code, applicable to a regulated investment company.

No consideration will be paid or received by an underlying fund upon the purchase or sale of a futures contract. Initially, an underlying fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when an underlying fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, an underlying fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although an underlying fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, an underlying fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Commodity Exchange Act Regulation. Each fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to each fund under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to each fund under the CEA. As a result, each fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, each fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). Each fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, a fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

If the funds’ operators were to lose their ability to claim this exclusion with respect to a fund, such persons would be required to comply with certain CFTC rules regarding commodity pools that could impose additional regulatory requirements, compliance obligations and expenses for the fund.

Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value (“NAV”) of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swaps, Caps, Floors and Collars. Certain underlying funds may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the underlying fund anticipates purchasing at a later date or to attempt to enhance total return. A swap typically involves the exchange by an underlying fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments (such as individual securities, baskets of securities and securities indices) or market factors (such as those listed below). Depending on their structure, swap agreements may increase or decrease the overall volatility of an underlying fund’s investments and its share price because, and to the extent, these agreements affect an underlying fund’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift an underlying fund’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.

If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

Certain underlying funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non- U.S. corporate issuer, on the debt obligation. In return, an underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying fund would keep the stream of payments and would have no payment obligations. As the seller, an underlying fund would be subject to investment exposure on the notional amount of the swap, which may be significantly larger than the underlying fund’s cost to enter into the credit default swap. An underlying fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps, and swaptions on credit default swap indices. (See “Options on Swaps” below.)

Certain underlying funds may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to an underlying fund in the event of a default.

Certain underlying funds may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by an underlying fund. In such an instance, an underlying fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of an underlying fund’s portfolio, the underlying fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

The net amount of the excess, if any, of an underlying fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be set aside as cover, as described below. An underlying fund will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis, and will maintain cover as required by SEC guidelines from time to time with respect to caps and floors written by an underlying fund.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. An underlying fund may write (sell) and purchase put and call swaptions. An underlying fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the underlying fund is hedging its assets or its liabilities. An underlying fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. An underlying fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, or to protect against an increase in the price of securities the underlying fund anticipates purchasing at a later date or for any other purpose, such as speculation to increase returns. Swaptions are generally subject to the same risks involved in an underlying fund’s use of options.

Depending on the terms of the particular option agreement, an underlying fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an underlying fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an underlying fund writes a swaption, upon exercise of the option the underlying fund will become obligated according to the terms of the underlying agreement.

Commodity-Linked Derivative Instruments. Investments by an underlying fund in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The means by which an underlying fund seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the underlying fund’s intention to qualify as a regulated investment company under the Code.

An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. There is a risk that even when a commodity’s price is rising, contango could create negative roll returns and result in a loss to an underlying fund.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Investment Practices

In attempting to achieve its investment objectives, an underlying fund and/or a fund may employ, among others, the following investment strategies.

Borrowing. Certain of the underlying funds may borrow in certain circumstances. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of a fund’s shares and in the return on the fund’s portfolio. Although the principal of any borrowing will be fixed, a fund’s assets may change in value during the time the borrowing is outstanding. A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the adviser’s strategy and the ability of the fund to comply with certain provisions of the Code in order to provide pass-through tax treatment to shareholders. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

Repurchase Agreements. Under the terms of a typical repurchase agreement, a fund or an underlying fund would acquire one or more underlying debt obligations, frequently obligations issued by the U.S. government or its agencies or instrumentalities, for a relatively short period (typically overnight, although the term of an agreement may be many months), subject to an obligation of the seller to repurchase, and the fund or underlying fund to resell, the obligation at an agreed-upon time and price. The repurchase price is typically greater than the purchase price paid by the fund or underlying fund, thereby determining the fund’s or underlying fund’s yield. A repurchase agreement is similar to, and may be treated as, a secured loan, where the fund or underlying fund loans cash to the counterparty and the loan is secured by the purchased securities as collateral. All repurchase agreements entered into by a fund or an underlying fund are required to be collateralized so that at all times during the term of a repurchase agreement, the value of the underlying securities is at least equal to the amount of the repurchase price. Also, a fund or an underlying fund or its custodian is required to have control of the collateral, which the subadviser or Western Asset, as applicable, believes will give the fund or underlying fund a valid, perfected security interest in the collateral.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s or an underlying fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a fund or an underlying fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. If a fund or an underlying fund enters into a repurchase agreement involving securities the fund or underlying fund could not purchase directly, and the counterparty defaults, the fund or underlying fund may become the holder of securities that it could not purchase. These repurchase agreements may be subject to greater risks. In addition, these repurchase agreements may be more likely to have a term to maturity of longer than seven days.

Repurchase agreements maturing in more than seven days are considered to be illiquid.

Pursuant to an exemptive order issued by the SEC, the funds and underlying funds, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements secured by cash and U.S. government securities, subject to certain conditions.

Securities Lending. Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the underlying fund’s board. An underlying fund will not lend portfolio securities to affiliates of Legg Mason unless it has applied for and received specific authority to do so from the SEC. From time to time, an underlying fund may pay to the borrower and/or a third party which is unaffiliated with the underlying fund or Legg Mason and is acting as a “finder” a part of the interest earned from the investment of collateral received for securities loaned. Although the borrower will generally be required to make payments to a fund in lieu of any dividends the fund would have otherwise received had it not loaned the shares to the borrower, such payments will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).

Requirements of the SEC, which may be subject to future modification, currently provide that the following conditions must be met whenever an underlying fund lends its portfolio securities: (a) an underlying fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) an underlying fund must be able to terminate the loan at any time; (d) an underlying fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) an underlying fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment in the loaned securities occurs, an underlying fund must terminate the loan and regain the right to vote the securities.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Loans will be made to firms deemed by the underlying fund’s adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales. Each of the funds, through its investment in certain of the underlying funds, may from time to time sell securities short. A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in the market price of that security. To effect a short sale, an underlying fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, an underlying fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

When an underlying fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the fund’s obligation to cover the short position. An underlying fund may use securities it owns to meet such collateral obligations. Generally, an underlying fund may not keep, and must return to the lender, any dividends or interest that accrue on the borrowed security during the period of the loan. Depending on the arrangements with a broker or the custodian, an underlying fund may or may not receive any payments (including interest) on collateral it designates as security for the broker.

In addition, until an underlying fund closes its short position or replaces the borrowed security, the fund, pursuant to the 1940 Act, will designate liquid assets it owns (other than short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short. The amount segregated in this manner will be increased or decreased each business day (called marked-to-the-market) in an amount equal to the changes in the market value of an underlying fund’s obligation to purchase the security sold short. This may limit an underlying fund’s investment flexibility as well as its ability to meet redemption requests or other current obligations.

An underlying fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, an underlying fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security. Whenever an underlying fund sells short, it must segregate assets held by its custodian as collateral to cover its obligation, and maintain the collateral in an amount at least equal to the market value of the short position. To the extent that the liquid securities segregated by an underlying fund’s custodian are subject to gain or loss, and the securities sold short are subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the underlying funds in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when a fund executes short sales leverage will normally be created.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that an underlying fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

An underlying fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the fund receives the proceeds of the sale. An underlying fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

In addition, as a hedging technique, an underlying fund may purchase call options to buy securities sold short by the underlying fund. Such options would lock in a future price and protect the underlying fund in case of an unanticipated increase in the price of a security sold short by the underlying fund.

Short Sales Against the Box. Each fund, through its investment in certain of the underlying funds, may enter into short sales “against the box.” An underlying fund may enter into a short sale of common stock such that when the short position is open the fund owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by an underlying fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when an underlying fund delivers the convertible securities to close out its short position. Although prior to delivery an underlying fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. An underlying fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted and Illiquid Securities. Each fund, through its investment in certain of the underlying funds or directly, may invest in securities the disposition of which is subject to legal or contractual restrictions. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a fund or an underlying fund has valued the security. Illiquid securities may include (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) TDs maturing in more than seven calendar days; (d) securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets; and (e) securities of new and early stage companies whose securities are not publicly traded.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under these regulations is “liquid.” The funds intend to rely on these regulations, to the extent appropriate, to deem specific securities acquired through private placements as “liquid.” The Board has delegated to each fund’s subadviser or Western Asset, as applicable, the responsibility for determining whether a particular security eligible for trading under these regulations is “liquid.” Investing in these restricted securities could have the effect of increasing a fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Restricted securities may be sold only (1) pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (such securities are referred to herein as “Rule 144A securities”), or another exemption; (2) in privately negotiated transactions; or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. As noted above, each fund’s subadviser or Western Asset, as applicable, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments a fund may own. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund is able to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than expected when it decided to sell.

Illiquid securities may be difficult to value and a fund may have difficulty disposing of such securities promptly. Judgment plays a greater role in valuing illiquid investments than those securities for which a more active market exists. The funds do not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the United States.

To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market will be acquired by a fund if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the fund’s net assets.

Reverse Repurchase Agreements. Each fund, through its investment in certain underlying funds, may enter into reverse repurchase agreements, which involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that an underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if an underlying fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and an underlying fund intends to use the reverse repurchase technique only when its adviser believes it will be advantageous to the underlying fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an underlying fund’s assets. An underlying fund’s custodian bank will maintain a separate account for the underlying fund with securities having a value equal to or greater than such commitment of the underlying fund.

Leveraging. Each of the funds, through its investment in certain of the underlying funds, may from time to time leverage its investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days (not including Sundays and holidays) so as to restore its asset coverage to the 300% level.

Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the underlying fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. Therefore, leverage may exaggerate changes in the net asset value of an underlying fund’s shares and in an underlying fund’s yield. Although the principal or stated value of such borrowings will be fixed, an underlying fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for an underlying fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends an underlying fund will have to pay in respect thereof, the underlying fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of an underlying fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to an underlying fund.

Investments in Other Mutual Funds and ETFs. The investments of each fund are concentrated in underlying funds, so each fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The ability of each fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by QS Investors. There can be no assurance that the investment objective of any fund or any underlying fund will be achieved.

The underlying funds are subject to management risk. This is the risk that the adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

With respect to their investments in underlying mutual funds, the funds will invest in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the funds, at net asset value and, accordingly, will not pay any sales loads or 12b-1 service or distribution-related fees in connection with their investments in shares of the underlying funds. The funds will, however, pay brokerage commissions in connection with the purchase and sale of shares of ETFs, including affiliated ETFs. In addition, the funds will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to the ETF or class of shares owned by the fund, as applicable. The investment returns of each fund, therefore, will be net of the expenses of the underlying funds in which it is invested. These expenses are in addition to the expenses that the fund bears directly in connection with its own operations.

When a fund redeems shares from an underlying mutual fund, the underlying fund, under certain circumstances, may choose to pay the fund’s net redemption proceeds with an in-kind distribution of a portion of the underlying fund’s securities rather than in cash. If the fund does not want to invest in such securities directly, it will liquidate such securities as soon as practicable. The liquidation of securities may cause a fund to incur brokerage or other transaction costs. In addition, there can be no assurance that when a fund sells these securities, it would receive the value attributed to the securities by the underlying fund. The funds expect to purchase and sell shares of the underlying ETFs on stock exchanges.

Securities of Unseasoned Issuers. Each fund, through its investment in certain of the underlying funds or directly, may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the underlying fund’s adviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the underlying fund desire to sell any of these securities when a ready buyer is not available at a price that the fund’s adviser deems representative of its value, the value of the underlying fund’s net assets could be adversely affected.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause an underlying fund’s net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause an underlying fund’s NAV net asset value per share to decrease faster than would otherwise be the case.

Exchange-Traded Funds (“ETFs”). The funds and certain underlying funds may invest in shares of ETFs whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the OTC market. As with other investments in shares of mutual funds, each fund or underlying fund will bear its pro rata portion of the ETF’s expenses, including advisory fees, brokerage, shareholder servicing and other operational expenses. The funds or underlying funds also may pay brokerage commissions in connection with the purchase and sale of shares of ETFs. These expenses are in addition to the direct expenses of the underlying fund’s own operations.

ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class, including precious metals or other commodities. Many ETFs are not actively “managed.” Therefore, those ETFs may not sell a security because the security’s issuer was in financial difficulty unless that security is removed from the relevant index. Such an ETF may not perform the same as its benchmark index due to tracking error. An ETF’s return may not match the return of the benchmark index for a number of reasons. For example, the ETF incurs a number of operating expenses not applicable to the benchmark index, and incurs costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of the benchmark index, or a representative sample of the benchmark index. The ETF may not be fully invested at times, either as a result of cash flows into the ETF or reserves of cash held by the ETF to meet redemptions and pay expenses. Since the ETF may utilize a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the benchmark index, as would be the case if the ETF purchased all of the stocks in the benchmark index. Such an ETF would be subject to management risk, which is the risk that the ETF’s adviser security selection process may not produce the intended results. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and they may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, a fund’s risk would be limited to the amount it invested in the ETF. The performance of ETFs that are actively managed may show greater deviation from the ETF’s benchmark due to changes in sector allocations or other decisions by the ETF’s investment adviser.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to net asset value. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual net asset value of the Underlying Assets and a fund will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, a fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual net asset values. Gains or losses on a fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising (see “Commodity-Linked Derivative Instruments” above).

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to a fund’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits. The SEC has issued such exemptive orders to certain ETFs in which a fund may invest, which permits investment companies to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the fund generally may acquire up to 25% of the assets of an ETF. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Exchange-Traded Notes (“ETNs”). An underlying fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are publicly traded on a U.S. securities exchange. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced underlying asset. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ETNs are also subject to tax risk. The Internal Revenue Service and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its NAV.

Master Limited Partnerships (“MLPs”). An underlying fund may invest in MLPs, which are limited partnerships (or similar entities) that are operated by one or more general partners. Limited partners own the remainder of the partnership through limited partnership interests (often referred to as “common units”) and have a limited role in the partnership’s operations and management. Common units generally are registered with the SEC and are publicly traded on U.S. securities exchanges or in the OTC market, and their value generally fluctuates based on prevailing market conditions and the success of the MLP. When investing in an MLP, an underlying fund will purchase publicly traded common units.

Investing in MLPs is subject to the risks applicable to investing in a partnership as compared to a corporation, including fewer protections afforded to investors. For instance, owners of common units in an MLP may have limited voting rights and no ability to elect directors. Unitholders of an MLP generally are limited in their liability, but creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, infrastructure related services, transportation, storage and certain marketing of mineral or natural resources, although they may also finance entertainment, research and development and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Risks involved with investing in an MLP also include the risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices. In addition, MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Non-Diversified Portfolios. Each fund and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such fund is permitted to invest a greater proportion of its assets in the securities of a small number of issuers, each such fund may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund because of subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of a fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cybersecurity Risk. With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the funds are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause a fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the funds’ operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the funds’ websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the funds’ systems.

Cybersecurity incidents affecting the funds’ manager, the subadvisers, other service providers to the funds or their shareholders (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the funds and their shareholders, interference with a fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business and the funds to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the funds invest, counterparties with which the funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the funds’ manager and the subadvisers have established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the funds or their shareholders. The funds and their shareholders could be negatively impacted as a result.

INVESTMENT POLICIES

The funds have adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of the funds may not be changed without the vote of a majority of the outstanding shares of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting power of the fund present at a shareholder meeting, if the holders of more than 50% of the voting power of the fund are present in person or represented by proxy, or (b) more than 50% of the voting power of the fund. The Board may change non-fundamental investment policies at any time.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in asset values or characteristics will not constitute a violation of such restriction, unless otherwise noted below.

Fundamental Investment Policies

Each fund’s fundamental investment policies are as follows:

(1) The fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(2) The fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3) The fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4) The fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5) The fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6) The fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. (A fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event the fund’s asset coverage falls below 300%, the fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently no fund contemplates borrowing money for leverage, but if a fund does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when a fund’s subadviser believes the income justifies the attendant risks. Each fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent a fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.

Due to their investment objectives and policies, each fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the funds’ investment programs set forth in the Prospectus, each fund may invest more than 25% of its assets in certain underlying funds. Under Section 12(d)(l)(G) of the 1940 Act, each fund may invest substantially all of its assets in the underlying funds. However, each underlying fund in which the funds may invest will not concentrate more than 25% of its total assets in any one industry.

The funds’ fundamental policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Non-Fundamental Investment Policies

Each fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. Each fund monitors the portion of the fund’s total assets that is invested in illiquid securities on an ongoing basis, not only at the time of investment in such securities.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the funds invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.

Non-Diversified Status

Each fund is currently classified as non-diversified under the 1940 Act, which means the funds are not limited by the 1940 Act in the proportion of each fund’s assets that may invest in the securities of a single issuer. A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. A non-diversified fund is not subject to these limitations. Therefore, as a non-diversified fund, a fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than may a diversified fund. In this regard, the funds are subject to greater risk than diversified funds because the funds may be subject to greater volatility with respect to their respective portfolio securities than funds that are more broadly diversified. The funds intend to conduct their operations, however, so as to qualify as “regulated investment company” for purposes of the Code, which will relieve the funds of any liability for federal income tax to the extent their earnings are distributed to shareholders. To qualify as a RIC, each fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund’s total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

Portfolio Turnover

For reporting purposes, a fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

In the event that portfolio turnover increases, this increase necessarily results in correspondingly greater transaction costs which must be paid by a fund. To the extent the portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

Portfolio turnover will not be a limiting factor should the subadviser or Western Asset, as applicable, deem it advisable to purchase or sell securities.

For the fiscal years ended January 31, 2017 and January 31, 2016, the portfolio turnover rates were as follows:

Name of Fund	2017 (%)	2016 (%)
Growth Fund	[ ]	44
Moderate Growth Fund	[ ]	47
Conservative Growth Fund	[ ]	52
Defensive Growth Fund	[ ]	53

The underlying funds do not limit their portfolio turnover rates should the adviser deem it advisable to purchase or sell securities. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

Under certain market conditions, a fund may experience high portfolio turnover as a result of its investment strategies. A fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares or (b) change the allocation of its assets between equity and fixed income underlying funds or the amount of its investments in one or more underlying funds in response to market conditions.

MANAGEMENT

The business and affairs of the funds are conducted by management under the supervision and subject to the direction of their Board. The business address of each Trustee (including each Trustee of the funds who is not an “interested person” of the funds) (an “Independent Trustee”) is c/o Jane Trust, 100 International Drive, 11th Floor, Baltimore, MD 21202. Information pertaining to the Trustees and officers of the funds is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Independent Trustees#:

Paul R. Ades Born 1940	Trustee	Since 1983	Paul R. Ades, PLLC (law firm) (since 2000)	47	None

Andrew L. Breech Born 1952	Trustee	Since 1991	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)	47	None

Dwight B. Crane Born 1937	Trustee	Since 1981	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)	47	None

Althea L. Duersten Born 1951	Trustee	Since 2014	Retired (since 2011); formerly, Chief Investment Officer, North America, JP Morgan Chase (investment bank) and member of JP Morgan Executive Committee (2007 to 2011)	47	None

Frank G. Hubbard Born 1937	Trustee	Since 1993	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)	47	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Howard J. Johnson Born 1938	Chairman and Trustee	From 1981 to 1998 and since 2000 (Chairman since 2013)	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)	47	None

Jerome H. Miller Born 1938	Trustee	Since 1995	Retired	47	None

Ken Miller Born 1942	Trustee	Since 1983	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)	47	None

John J. Murphy Born 1944	Trustee	Since 2002	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)	47	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (10 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly Born 1948	Trustee	Since 1983	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)	47	Director, Citizens National Bank of Greater St. Louis (since 2006)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Interested Trustee and Officer:

Jane Trust, CFA† Born 1962	Trustee, President and Chief Executive Officer	Since 2015	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 151 funds associated with LMPFA or its affiliates (since 2015); formerly, Senior Vice President of LMPFA (since 2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)	144	None

#	Trustees who are not “interested persons” of the funds within the meaning of Section 2(a)(19) of the 1940 Act.
*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.
†	Ms. Trust is an “interested person” of the funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years
Additional Officers:

Ted P. Becker Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Born 1949 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Anti-Money Laundering Compliance Officer	Since 2013	Assistant Vice President of Legg Mason & Co. and LMIS (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Born 1978 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Identity Theft Prevention Officer	Since 2015	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Born 1954 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years

Thomas C. Mandia Born 1962 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013)

Richard F. Sennett Born 1970 Legg Mason 100 International Drive 5th Floor Baltimore, MD 21202	Principal Financial Officer	Since 2011	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer	Since 2014	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the officer took such office for a fund in the Legg Mason fund complex.

Each of the Trustees, except for Ms. Trust and Ms. Duersten, previously served as a trustee or director of certain predecessor funds in the Legg Mason-sponsored fund complex, and each Trustee, except for Ms. Trust and Ms. Duersten, was thus initially selected by the board of the applicable predecessor funds. In connection with a restructuring of the fund complex completed in 2007, the Board was established to oversee mutual funds in the fund complex that invest primarily in equity securities, including the funds, with a view to ensuring continuity of representation by board members of predecessor funds on the Board and in order to establish a Board with experience in and focused on overseeing equity mutual funds, which experience would be further developed and enhanced over time.

The Independent Trustees were selected to join the Board based upon the following as to each Trustee: character and integrity; service as a board member of predecessor funds (except Ms. Duersten); willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with the requirements of the Trust’s retirement policies; and the Trustee’s status as not being an “interested person” of the funds, as defined in the 1940 Act. Ms. Trust was selected to join the Board based upon her investment management and risk oversight experience as an executive and portfolio manager and leadership roles with Legg Mason and affiliated entities. The Board also considered her character and integrity; her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with requirements of the Trust’s retirement policies; and her status as a representative of Legg Mason.

Independent Trustees constitute more than 75% of the Board. Mr. Johnson serves as Chairman of the Board and is an Independent Trustee. Ms. Trust is an interested person of the funds.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, the subadviser, and Western Asset, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee.

Each Trustee, except for Ms. Trust and Ms. Duersten, has served as a board member of the funds and other funds (or predecessor funds) in the fund complex for at least eight years. Mr. Ades has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Breech has substantial experience as the chief executive of a private corporation. Mr. Crane has substantial experience as an economist, academic and business consultant. Ms. Duersten has substantial experience as a global investment and trading manager in capital markets across multiple asset classes, including as the chief investment officer for the North American region of a major investment bank and service on its executive committee. Mr. Hubbard has substantial experience in business development and was a senior executive of an operating company. Mr. Johnson has substantial experience as the chief executive of an operating company and in the financial services industry, including as an actuary and pension consultant. Mr. Jerome Miller had substantial experience as an executive in the asset management group of a major broker/dealer. Mr. Ken Miller has substantial experience as a senior executive of an operating company. Mr. Murphy has substantial experience in the asset management business and has current and prior service on the boards of other mutual funds and corporations. Mr. Schlafly has substantial experience practicing law and also serves as the non-executive Chairman of a private corporation and as director of a bank. Ms. Trust has been the Chief Executive Officer of the Trust and other funds in the fund complex since 2015 and has investment management and risk oversight experience as an executive and portfolio manager and in leadership roles with Legg Mason and affiliated entities. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board.

The Board has five standing Committees: the Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee and the Compensation and Nominating Committee (which is a sub-committee of the Governance Committee). Each Committee is chaired by an Independent Trustee. The Audit

Committee and the Governance Committee are composed of all of the Independent Trustees. The Contract Committee is composed of three Independent Trustees. The Performance Committee is composed of four Independent Trustees and the Chairman of the Board. The Compensation and Nominating Committee is composed of two Independent Trustees. Where deemed appropriate, the Board may constitute ad hoc committees.

The Chairman of the Board and the chairs of the Audit and Performance Committees work with the Chief Executive Officer of the Trust to set the agendas for Board and committee meetings. The Chairman of the Board also serves as a key point person for interaction between management and the other Independent Trustees. Through the committees the Independent Trustees consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the funds have effective and independent governance and oversight. The Board also has determined that its leadership structure, in which the Chairman of the Board is not affiliated with Legg Mason, is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management, including the funds’ subadviser and Western Asset.

The Audit Committee oversees the scope of the funds’ audit, the funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of the funds’ accounting, auditing and financial reporting practices, the qualifications and independence of the funds’ independent registered public accounting firm and the funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of the funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the funds by the independent registered public accounting firm and all permissible non-audit services provided by the funds’ independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the funds’ operations and financial reporting.

The Contract Committee is charged with assisting the Board in requesting and evaluating such information from the manager, the subadviser and Western Asset as may reasonably be necessary to evaluate the terms of each fund’s investment management agreement, subadvisory arrangements and distribution arrangements.

The Performance Committee is charged with assisting the Board in carrying out its oversight responsibilities over the funds and fund management with respect to investment management, objectives, strategies, policies and procedures, performance and performance benchmarks, and the applicable risk management process.

The Governance Committee is charged with overseeing Board governance and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Trustees of the Trust. The Governance Committee has formed the Compensation and Nominating Committee, the function of which is to recommend to the Board the appropriate compensation for serving as a Trustee on the Board. In addition, the Compensation and Nominating Committee is responsible for, among other things, selecting and recommending candidates to fill vacancies on the Board. The Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the funds and their shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

Service providers to the funds, primarily the funds’ manager, the subadviser and Western Asset and, as appropriate, their affiliates, have responsibility for the day-to-day management of the funds, which includes responsibility for risk management. As an integral part of its responsibility for oversight of the funds, the Board oversees risk management of the funds’ investment program and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the funds and their service providers. The Board has emphasized to the funds’ manager, the subadviser and Western Asset the importance of maintaining vigorous risk management. The Board exercises oversight of the risk management process primarily through the Audit Committee and the Performance Committee, and through oversight by the Board itself.

The funds are subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds’ manager, the subadviser, and Western Asset, the affiliates of the manager, the subadviser and Western Asset, or various service providers to the funds employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the funds’ and the manager’s Chief Compliance Officer and the manager’s chief risk officer, as well as personnel of the subadviser and Western Asset and other service providers, such as the funds’ independent registered public accounting firm, make periodic reports to the Audit Committee, the Performance Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

The Board met [    ] times during the fiscal year ended January 31, 2017. The Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee, and the Compensation and Nominating Committee met [    ,     ,     ,     , and     ] time(s), respectively, during the fiscal year ended January 31, 2017.

The following table shows the amount of equity securities owned by the Trustees in each fund and other investment companies in the fund complex overseen by the Trustees as of December 31, 2016.

	Dollar Range of Equity Securities in the Funds ($)				Aggregate Dollar Range of Equity Securities In Registered Investment Companies Overseen by Trustee ($)
Name of Trustee	Growth Fund	Moderate Growth Fund	Conservative Growth Fund	Defensive Growth Fund
Independent Trustees
Paul R. Ades	[None]	[None]	[None]	[None]	[Over 100,000	]
Andrew L. Breech	[None]	[None]	[None]	[None]	[Over 100,000	]
Dwight B. Crane	[None]	[None]	[None]	[None]	[Over 100,000	]
Althea L. Duersten	[None]	[None]	[None]	[None]	[Over 100,000	]
Frank G. Hubbard	[None]	[None]	[None]	[None]	[Over 100,000	]
Howard J. Johnson	[None]	[None]	[None]	[None]	[Over 100,000	]
Jerome H. Miller	[None]	[None]	[None]	[None]	[Over 100,000	]
Ken Miller	[None]	[None]	[None]	[None]	[Over 100,000	]
John J. Murphy	[None]	[None]	[None]	[None]	[Over 100,000	]
Thomas F. Schlafly	[None]	[None]	[None]	[None]	[Over 100,000	]

Interested Trustee
Jane Trust	[None]	[None]	[None]	[None]	[Over 100,000	]

As of December 31, 2016, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, the subadviser, Western Asset or the distributor of the funds, or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, the subadviser, Western Asset or the distributor of the funds.

For serving as a trustee of the funds and other funds in the fund complex, each Independent Trustee receives an annual retainer plus fees for attending each regularly scheduled meeting and special Board meeting they attend in person or by telephone. They are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Those Independent Trustees who serve in leadership positions of the Board or Board committees, and members of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee, receive additional compensation. The Board reviews the level of trustee compensation periodically and trustee compensation may change from time to time. Ms. Trust, an “interested person” of the funds, as defined in the 1940 Act, does not receive compensation from the funds for her service as Trustee. The funds pay their pro rata share of the Trustees’ fees and expenses based upon asset size.

Officers of the Trust receive no compensation from the funds.

Information regarding compensation paid to the Trustees is shown below.

									Total Pension or Retirement Benefits Paid as Part of Fund Expenses(2) ($)		Total Compensation from Fund Complex Paid to Trustee(3) ($)		Number of Portfolios in Fund Complex Overseen by Trustee(3)

Aggregate Compensation From the Funds ($)
Name of Trustee	Growth Fund(1)		Moderate Growth Fund(1)		Conservative Growth Fund(1)		Defensive Growth Fund(1)
Independent Trustees
Paul R. Ades	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Andrew L. Breech	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Dwight B. Crane	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Althea L. Duersten	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Frank G. Hubbard	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Howard J. Johnson	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Jerome H. Miller	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Ken Miller	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
John J. Murphy	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]
Thomas F. Schlafly	[	]	[	]	[	]	[	]	[None	]	[	]	[48	]

Interested Trustee
Jane Trust(4)	None		None		None		None		None		None		[149	]

(1)	Information is for the fiscal year ended January 31, 2017.
(2)	Pursuant to prior retirement plans, the funds made no payments to former Trustees for the fiscal year ended January 31, 2017.
(3)	Information is for the calendar year ended December 31, 2016.
(4)	Ms. Trust is not compensated for her services as a Trustee because of her affiliations with the manager.

As of [April 29, 2017], the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each of the funds.

To the knowledge of the funds, as of [April 29, 2017], the following shareholders owned or held of record 5% or more, as indicated, of the outstanding shares of the following classes of the funds:

[updated table to be added]

On [April 29, 2017], to the Trust’s knowledge, the following persons owned of record or beneficially 25% or more of the outstanding shares of a fund as set forth below. Shareholders who beneficially own 25% or more of the outstanding shares of a fund or who are otherwise deemed to “control” the fund may be able to determine or significantly influence the outcome of matters submitted to a vote of the fund’s shareholders.

[updated table to be added]

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

LMPFA serves as investment manager to each fund, pursuant to an investment management agreement (the “Management Agreement”). LMPFA provides administrative and certain oversight services to each fund. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company.

The manager has agreed, under each Management Agreement, subject to the supervision of the funds’ Board, to provide each fund with investment research, advice, management and supervision; furnish a continuous investment program for each fund’s portfolio of securities and other investments consistent with each fund’s investment objective, policies and restrictions; and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory arrangements, as described below.

The manager performs administrative and management services as reasonably requested by the funds necessary for the operation of the funds, such as (i) supervising the overall administration of the funds, including negotiation of contracts and fees with and the monitoring of performance and billings of the funds’ transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the funds’ existence; and (v) maintaining the registration and qualification of the funds’ shares under federal and state laws.

Each Management Agreement will continue in effect for its initial term and thereafter from year to year, provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the funds when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the funds (as defined in the 1940 Act) or by a vote of a majority of the Trustees, or by the manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement is not assignable by the Trust except with the consent of the manager. Each Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

No fee is charged under any Management Agreement.

For the fiscal years ended January 31, 2017, January 31, 2016 and January 31, 2015, the funds had the following expense reimbursements:

Fund	2017 ($)	2016 ($)	2015 ($)
Growth Fund		44	0
Moderate Growth Fund		92	0
Conservative Growth Fund		1,682	0
Defensive Growth Fund		2,277	0

Any expense limitation arrangements in place during each fund’s past three fiscal years can be found in the funds’ Prospectus in effect (as amended or supplemented from time to time) for such year.

Subadvisory Arrangements

QS Investors, LLC (“QS Investors”) serves as the subadviser to each fund pursuant to a subadvisory agreement between the manager and QS Investors with respect to each fund (each, a “Subadvisory Agreement”). QS Investors provides the day-to-day portfolio management of each fund, except for the management of a certain portion of each fund’s cash and short-term instruments. QS Investors has offices at 880 Third Avenue, 7th Floor, New York, New York 10022. QS Investors provides asset management services primarily for institutional accounts, such as corporate pension and profit sharing plans; endowments and foundations; investment companies (including mutual funds); and state, municipal and foreign governmental entities. QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) were combined with QS Investors as of April 1, 2016. Prior to April 1, 2016, QS LMGAA served as each fund’s subadviser.

Western Asset manages the portion of each fund’s cash and short-term instruments allocated to it, pursuant to an agreement between the manager and Western Asset (each, a “Western Asset Agreement”). Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Western Asset is a wholly-owned subsidiary of Legg Mason.

Under each Subadvisory Agreement and each Western Asset Agreement, subject to the supervision and direction of the Board and the manager, the subadviser and Western Asset will manage each fund’s portfolio in accordance with the fund’s stated investment objective and policies, assist in supervising all aspects of each fund’s operations, make investment decisions for each fund, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the fund.

Each Subadvisory Agreement and each Western Asset Agreement will continue in effect for its initial term and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the applicable fund (as defined in the 1940 Act) may terminate a Subadvisory Agreement or a Western Asset Agreement without penalty, in each case on not more than 60 days’ nor less than 30 days’ written notice to the subadviser or Western Asset. Each of the subadviser and Western Asset may terminate a Subadvisory Agreement or a Western Asset Agreement, as applicable, on 90 days’ written notice to the fund and the manager. Each Subadvisory Agreement and Western Asset Agreement may be terminated upon the mutual written consent of the manager and the subadviser or Western Asset, as applicable. Each Subadvisory Agreement and Western Asset Agreement

will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser or Western Asset, as applicable, and shall not be assignable by the manager without the consent of the subadviser or Western Asset, as applicable.

The subadviser and Western Asset do not receive a fee from the manager.

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the funds. Unless noted otherwise, all information is provided as of January 31, 2017.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the funds) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed		Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Defensive Growth Fund

Adam J. Petryk, CFA	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] billion	None	None

Thomas Picciochi	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] billion	[ ]	[ ] million

Ellen Tesler	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Conservative Growth Fund

Adam J. Petryk, CFA	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] billion	None	None

	Type of Account	Number of Accounts Managed		Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Thomas Picciochi	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Ellen Tesler	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Moderate Growth Fund

Adam J. Petryk, CFA	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] billion	None	None

Thomas Picciochi	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Ellen Tesler	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Growth Fund

Adam J. Petryk, CFA	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] billion	None	None

Thomas Picciochi	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Ellen Tesler	Registered investment companies	[	]	[ ] billion	None	None

	Other pooled investment vehicles	[	]	[ ] billion	None	None

	Other accounts	[	]	[ ] million	[ ]	[ ] million

Portfolio Manager Compensation Structure

Compensation for all investment professionals includes a combination of base salary and annual discretionary bonus as well as a generous benefits package made available to all employees on a non-discretionary basis. Specifically, the compensation package includes:

•	Competitive base salaries;

•

Individual discretionary bonuses based on the investment professional’s added value to the products for which they are responsible. Bonuses are not directly tied to peer group and/or relative performance to any benchmark. The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of a portfolio manager contributions to the investment team, the investment process and overall performance (distinct from fund and other account performance). Other factors taken into consideration include the individual’s contributions to model and investment process research, risk management, client service and new business development; and

•	Corporate profit sharing.

Certain investment professionals may also have longer-term incentive packages that are tied to the success of the organization.

Potential Conflicts of Interest

QS Investors maintains policies and procedures reasonably designed to detect and minimize potential conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

QS Investors has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, or market restrictions.

Similar Investment Strategies. QS Investors and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed fair and equitable across client account portfolios by QS Investors’ methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. QS Investors may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, QS Investors has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

In multi-asset strategies where QS Investors is responsible for asset allocation and has the discretionary authority to direct assets to funds or accounts managed by QS Investors, affiliated managers and/or unaffiliated managers, QS Investors may have financial or other incentives to advise that client assets be directed to funds or accounts managed by QS Investors instead of funds or accounts managed by affiliated managers or unaffiliated managers, or to advise that client assets be directed to funds or accounts managed by affiliated managers instead of unaffiliated managers.

QS Investors has established and implemented various policies and procedures to promote fair and equitable treatment and to manage these and other potential conflicts that may arise from differences in financial incentives. For example, in regard to the management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management. In regard to conflicts associated with fund/manager selection, QS Investors employs an asset allocation process that is primarily quantitative, and certain investment decisions that could be deemed to result in conflicts of interest (e.g., initial allocations or substantial increases in allocations to funds or accounts managed by QS Investors) are subject to review and pre-approval by certain management and compliance personnel.

Personal Holdings and Transactions. Investment professionals employed by QS Investors may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. QS Investors also allows its employees to trade in securities that it recommends to advisory clients. QS Investors’ employees may buy, hold or sell securities at or about the same time that QS Investors is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by QS Investors for its client accounts. QS Investors and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by QS Investors. This may result in a potential conflict of interest since QS Investors’ employees have knowledge of such funds’ investment holdings, which is non-public information. QS Investors has implemented a Code of Ethics which is designed to address and mitigate the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics addresses this potential conflict of interest by imposing pre-clearance and reporting requirements, blackout periods, supervisory oversight, and other measures designed to reduce conflict.

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the funds by the portfolio managers responsible for the day-to-day management of the funds as of January 31, 2017.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
Growth Fund	Adam J. Petryk	[None	]
Moderate Growth Fund	Adam J. Petryk	[None	]
Conservative Growth Fund	Adam J. Petryk	[None	]
Defensive Growth Fund	Adam J. Petryk	[None	]
Growth Fund	Thomas Picciochi	[None	]
Moderate Growth Fund	Thomas Picciochi	[None	]
Conservative Growth Fund	Thomas Picciochi	[None	]
Defensive Growth Fund	Thomas Picciochi	[None	]
Growth Fund	Ellen Tesler	[None	]
Moderate Growth Fund	Ellen Tesler	[None	]
Conservative Growth Fund	Ellen Tesler	[None	]
Defensive Growth Fund	Ellen Tesler	[None	]

Expenses

In addition to amounts payable under the Management Agreement and the 12b-1 Plan (as discussed below), each fund is responsible for its own expenses, including, among other things: interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to the issuance and redemption or repurchase of the fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the fund; Board fees; audit fees; travel expenses of officers, Trustees and employees of the fund, if any; the fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund and its officers, Trustees and employees; and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund is a party and any legal obligation which the fund may have to indemnify the fund’s Trustees and officers with respect thereto.

Management may agree to implement an expense cap, waive fees and/or reimburse operating expenses for one or more classes of a fund’s shares. Any such waived fees and/or reimbursed expenses are described in the fund’s Prospectus. The expense caps and waived fees and/or reimbursed expenses do not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of the fund or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of the fund or class (except to the extent relating to routine items such as the election of Trustees or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

In order to implement an expense limitation, the manager will, as necessary, waive management fees and/or reimburse operating expenses. However, the manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the class’s expense limitation shown in the fund’s Prospectus. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’s total annual fund operating expenses exceeding such expense limitation or any lower limit then in effect.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of each fund pursuant to a written agreement (as amended, the “Distribution Agreement”).

Under the Distribution Agreement, the distributor is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. The distributor offers the shares on an agency or “best efforts” basis under which each fund issues only the number of shares actually sold. Shares of each fund are continuously offered by the distributor.

The Distribution Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

The Distribution Agreement is terminable with respect to a fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by the distributor, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Distribution Agreement will automatically and immediately terminate in the event of its assignment.

LMIS may be deemed to be an underwriter for purposes of the 1933 Act. Dealer reallowances are described in the funds’ Prospectus.

LMPFA, LMIS, their affiliates and their personnel have interests in promoting sales of the Legg Mason Funds, including remuneration, fees and profitability relating to services to and sales of the funds. Associated persons of LMPFA, LMIS or their affiliates (including wholesalers registered with LMIS) may receive additional compensation related to the sale of individual Legg Mason Funds or categories of Legg Mason Funds. LMPFA, the subadvisers, and their advisory or other personnel may also benefit from increased amounts of assets under management.

Service Agents through which investors may purchase shares of the funds, also may benefit from the sales of shares of the Legg Mason Funds. For example, in connection with such sales, Service Agents may receive compensation from the funds (with respect to a fund as a whole or a particular class of shares) and/or from LMPFA, LMIS, and/or their affiliates, as further described below. The structure of these compensation arrangements, as well as the amounts paid under such arrangements, vary and may change from time to time. In addition, new compensation arrangements may be negotiated at any time. The compensation arrangements described in this section are not mutually exclusive, and a single Service Agent may receive multiple types of compensation.

LMIS has agreements in place with Service Agents defining how much each firm will be paid for the sale of a particular mutual fund from sales charges, if any, paid by fund shareholders and from Rule 12b-1 Plan fees paid to LMIS by a fund. These Service Agents then pay their employees or associated persons who sell fund shares from the sales charges and/or fees they receive. The financial intermediary, and/or its employees or associated persons may receive a payment when a sale is made and will, in most cases, continue to receive ongoing payments while you are invested in a fund. In other cases, LMIS may retain all or a portion of such fees and sales charges.

In addition, LMIS, LMPFA and/or certain of their affiliates may make additional payments (which are often referred to as “revenue sharing” payments) to the Service Agents from their past profits and other available sources, including profits from their relationships with the funds. Revenue sharing payments are a form of compensation paid to a Service Agent in addition to the sales charges paid by fund shareholders or Rule 12b-1 Plan fees paid by a fund. LMPFA, LMIS and/or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial services firms.

Revenue sharing arrangements are intended, among other things, to foster the sale of fund shares and/or to compensate financial services firms for assisting in marketing or promotional activities in connection with the sale of fund shares. In exchange for revenue sharing payments, LMPFA and LMIS generally expect to receive the opportunity for the funds to be sold through the financial intermediaries’ sales forces or to have access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. To the extent that Service Agents receiving revenue sharing payments sell more shares of a fund, LMPFA and LMIS and/or their affiliates benefit from the increase in fund assets as a result of the fees they receive from the fund. LMIS, LMPFA or their affiliates consider revenue sharing arrangements based on a variety of factors and services to be provided.

Revenue sharing payments are usually calculated based on a percentage of fund sales and/or fund assets attributable to a particular Service Agent. Payments may also be based on other criteria or factors such as, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. In addition, LMIS, LMPFA and/or certain of their affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of a fund on a Service Agent’s systems, participation or attendance at a Service Agent’s meetings, or for other reasons. In addition, LMIS, LMPFA and/or certain of their affiliates may pay certain education and training costs of Service Agents (including, in some cases, travel expenses) to train and educate the personnel of the Service Agents. It is likely that Service Agents that execute portfolio transactions for the funds will include those firms with which LMPFA, LMIS and/or certain of their affiliates have entered into revenue sharing arrangements.

The funds generally pay the transfer agent for certain recordkeeping and administrative services. In addition, the funds may pay Service Agents for certain recordkeeping, administrative, sub-accounting and networking services. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by a fund’s transfer agent. Administrative fees may be paid to a firm that undertakes, for example, shareholder communications on behalf of the funds. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (NSCC). These payments are generally based on either (1) a percentage of the average daily net assets of fund shareholders serviced by a Service Agent or (2) a fixed dollar amount for each account serviced by a Service Agent. LMIS, LMPFA and/or their affiliates may make all or a portion of these payments.

In addition, the funds reimburse LMIS for NSCC fees that are invoiced to LMIS as the party to the agreement with NSCC for the administrative services provided by NSCC to a fund and its shareholders. These services include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from Service Agents, and related recordkeeping provided by NSCC to a fund and its shareholders.

If your fund shares are purchased through a retirement plan, LMIS, LMPFA or certain of their affiliates may also make similar payments to those described in this section to the plan’s recordkeeper or an affiliate.

Revenue sharing payments, as well as the other types of compensation arrangements described in this section, may provide an incentive for Service Agents and their employees or associated persons to recommend or sell shares of the funds to customers and in doing so may create conflicts of interest between the firms’ financial interests and the interests of their customers. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities.

As of December 31, 2016, LMIS, LMPFA or their affiliates made revenue sharing payments to the Service Agents listed below (or their affiliates or successors). It is possible that each intermediary listed is not receiving payments with respect to each fund in the Legg Mason fund complex. This list of intermediaries will change over time, and any additions, modifications or deletions thereto that have occurred since December 31, 2016 are not reflected.

Acadia Life Limited

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

AIG Advisor Group, Inc.

Ameriprise Financial Services, Inc.

AXA Equitable Life Insurance Company

Citigroup Global Markets Inc.

Commonwealth Equity Services, LLP d/b/a Commonwealth Financial Network

Delaware Life Insurance Company (F/K/A Sun Life Assurance Company of Canada (U.S.))

First MetLife Investors Insurance Company

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Goldman Sachs & Co.

The Guardian Insurance & Annuity Company, Inc.

H.D. Vest Investment Securities, Inc.

Hantz Financial Services, Inc.

Janney Montgomery Scott LLC

Jefferson National Life Insurance Company

JP Morgan Securities LLC

The Lincoln National Life Insurance Company

Lincoln Benefit Life Company

Lincoln Retirement Services Company LLC

Lincoln Variable Insurance Products Trust

Lincoln Life & Annuity Company of New York

LPL Financial LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

MetLife Insurance Company USA

MetLife Investors USA Insurance Company

Midland National Insurance Company

Minnesota Life Insurance Company

Morgan Stanley Smith Barney LLC

National Security Life and Annuity Company

Nationwide Financial Services, Inc.

The Ohio National Life Assurance Corporation

The Ohio National Life Insurance Company

Oppenheimer & Co. Inc.

Pacific Life Insurance Company

Pacific Life & Annuity Company

PFS Investments, Inc.

Principal Securities, Inc.

Protective Life Insurance Company

Raymond James and Associates, Inc.

Raymond James Financial Services, Inc.

Security Benefit Life Insurance Company

UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.

Voya Financial Partners, LLC

Voya Insurance and Annuity Company

Voya Retirement Advisors, LLC

Voya Retirement Insurance and Annuity Company

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

Winterbotham Trust Company Limited

LMIS, LMPFA or their affiliates may also pay fees, from their own assets, to Service Agents for providing other distribution-related services as well as recordkeeping, administrative, subaccounting, and networking services (or portions thereof), and other shareholder or administrative services in connection with investments in the funds. These payments may be considered revenue sharing payments. The Service Agents receiving such payments may not be listed above.

You should assume that your Service Agents receives revenue sharing payments and/or other compensation described in this SAI. Please contact your Service Agents for details about any payments it (and its employees) may receive from a fund and/or from LMIS, LMPFA and/or their affiliates. You should review your Service Agent’s disclosure and/or talk to your broker/dealer or Service Agent to obtain more information on how this compensation may have influenced your broker/dealer’s or Service Agent’s recommendation of the fund.

Dealer Commissions and Concessions

From time to time, the funds’ distributor or the manager, at its expense, may provide compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the funds or a managed account strategy of which a fund is part. Such concessions provided by the funds’ distributor or the manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. From time to time, the funds’ distributor or manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by applicable laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

Sales Charges

The following expenses were incurred during the periods indicated:

Initial Sales Charge

The aggregate dollar amounts of initial sales charges received on Class A shares and the amounts retained by the distributor were as follows:

	Total Commissions			Amounts Retained by Distributor
	Fiscal years ended January 31:			Fiscal years ended January 31:
Name of Fund	2017 ($)	2015 ($)	2015 ($)	2017 ($)	2016 ($)	2015 ($)
Growth Fund		1,811,301	2,040,023		268,777	306,462
Moderate Growth Fund		1,098,081	1,232,894		166,813	192,534
Conservative Growth Fund		882,239	1,130,299		137,326	187,445
Defensive Growth Fund		291,345	391,463		28,315	40,546

Contingent Deferred Sales Charges

The aggregate dollar amounts of contingent deferred sales charges on Class A, Class B, Class C and Class C1 shares received and retained by the distributor were as follows:

	LMIS
	Class A
	Fiscal years ended January 31:
Name of Fund	2017 ($)	2015 ($)	2015 ($)
Growth Fund		764	436
Moderate Growth Fund		799	648
Conservative Growth Fund		573	498
Defensive Growth Fund		85	198

	LMIS
	Class B*
	Fiscal years ended January 31:
Name of Fund	2017 ($)	2015 ($)	2015 ($)
Growth Fund		6,861	24,041
Moderate Growth Fund		3,817	13,677
Conservative Growth Fund		1,965	7,457
Defensive Growth Fund		518	3,497

*	Effective April 29, 2016, Class B shares of Conservative Growth Fund and Defensive Growth Fund converted into Class A shares of the funds. Effective June 30, 2016, Class B shares of Growth Fund and Moderate Growth Fund converted into Class A shares of the funds.

	LMIS
	Class C
	Fiscal years ended January 31:
Name of Fund	2017 ($)	2016 ($)	2015 ($)
Growth Fund		1,399	1,054
Moderate Growth Fund		1,375	2,241
Conservative Growth Fund		1,480	2,945
Defensive Growth Fund		399	866

	LMIS
Name of Fund	Class C1
	Fiscal years ended January 31:
	2017 ($)	2016 ($)	2015 ($)
Defensive Growth Fund		1	0

Services and Distribution Plan

The Trust, on behalf of each fund, has adopted a shareholder services and distribution plan (the “12b-1 Plan”) in accordance with Rule l2b-1 under the 1940 Act. Under the 12b-1 Plan, each fund may pay monthly fees to LMIS as set out in the following table:

Fund	Class	Fee (%)
Growth Fund	A	0.25
	C	1.00
	FI	0.25
	R	0.50
	R1	1.00
Moderate Growth Fund	A	0.25
	C	1.00
	FI	0.25
	R	0.50
	R1	1.00
Conservative Growth Fund	A	0.25
	C	1.00
	FI	0.25
	R	0.50
	R1	1.00
Defensive Growth Fund	A	0.25
	C	1.00
	C1	0.70
	FI	0.25
	R	0.50

The funds will provide the Board with periodic reports of amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made.

Under the 12b-1 Plan, the distribution fee may be used to make payments to the distributor, Service Agents and other parties in respect of the sale of shares of the funds, for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than existing shareholders. Each fund also may make payments to the distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of shares and/or shareholder services; provided, however, that the fees paid to a recipient with respect to a particular class that may be used to cover expenses primarily intended to result in the sale of shares of that class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under FINRA Conduct Rule 2341 or any successor rule, in each case as amended or interpreted by FINRA.

Since fees paid under the 12b-1 Plan are not tied directly to expenses incurred by the distributor (or others), the amount of the fees paid by a class of a fund during any year may be more or less than actual expenses incurred by the distributor (or others). This type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the distributor’s expenses exceed the fees provided for by the 12b-1 Plan, a fund will not be obligated to pay more than those fees and, if expenses incurred by the distributor (or others) are less than the fees paid to the distributor and others, they will realize a profit.

The 12b-1 Plan recognizes that various service providers to a fund, such as its manager, may make payments for distribution, marketing or sales-related expenses out of their own resources of any kind, including profits or payments received from the funds for other purposes, such as management fees. The 12b-1 Plan provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a fund, the payments are deemed to be authorized by the 12b-1 Plan.

Under its terms, the 12b-1 Plan continues in effect for successive annual periods, provided continuance is specifically approved at least annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to it ( “Qualified Trustees”). The 12b-1 Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the 12b-1 Plan also must be approved by the Trustees, including the Qualified Trustees, in the manner described above. The 12b-1 Plan may be terminated with respect to a class of a fund at any time, without penalty, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of that class (as defined in the 1940 Act).

The following service and distribution fees were incurred by the funds pursuant to the 12b-1 Plan in effect during the fiscal year ended January 31, 2017:

Name of Fund	Class A ($)		Class B* ($)		Class C ($)		Class C1 ($)		Class R ($)
Growth Fund	[	]	[	]	[	]	N/A		[	]
Moderate Growth Fund	[	]	[	]	[	]	N/A		[	]
Conservative Growth Fund	[	]	N/A		[	]	N/A		[	]
Defensive Growth Fund	[	]	N/A		[	]	[	]	[	]

For the fiscal year ended January 31, 2017, LMIS incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses and compensation to Service Agents and third parties as expressed in the following table. The distributor may have made revenue sharing payments in addition to the expenses shown here.

	Third Party Fees ($)		Financial Consultant Compensation (Amortized) ($)		Marketing ($)		Printing ($)		Total Current Expenses ($)

Growth Fund
A	[	]	—		[	]	[	]	[	]
B*	[	]	[	]	[	]	[	]	[	]
C	[	]	[	]	[	]	[	]	[	]
R	[	]	—		[	]	—		[	]

Moderate Growth Fund
A	[	]	—		[	]	[	]	[	]
B*	[	]	[	]	[	]	[	]	[	]
C	[	]	[	]	[	]	[	]	[	]
R	[	]	—		[	]	—		[	]

	Third Party Fees ($)		Financial Consultant Compensation (Amortized) ($)		Marketing ($)		Printing ($)		Total Current Expenses ($)

Conservative Growth Fund
A	[	]	—		[	]	[	]	[	]
C	[	]	[	]	[	]	[	]	[	]
R	[	]	—		[	]	—		[	]

Defensive Growth Fund
A	[	]	—		[	]	[	]	[	]
C	[	]	[	]	[	]	[	]	[	]
C1	[	]	—		[	]	[	]	[	]
R	[	]	—		[	]	—		[	]

No information is presented for Class FI or Class R1 shares because no shares of those classes were outstanding during the fiscal year ended January 31, 2017.

*	Effective April 29, 2016, Class B shares of Conservative Growth Fund and Defensive Growth Fund converted into Class A shares of the funds. Effective June 30, 2016, Class B shares of Growth Fund and Moderate Growth Fund converted into Class A shares of the funds.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the funds. State Street, among other things, maintains a custody account or accounts in the name of the funds, receives and delivers all assets for the funds upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the funds and makes disbursements on behalf of the funds. State Street neither determines the funds’ investment policies nor decides which securities a fund will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. A fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the funds’ securities lending agent and in that case would receive a share of the income generated by such activities.

BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the funds’ transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds and distributes dividends and distributions payable by the funds. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a fund during the month and is reimbursed for out-of-pocket expenses.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust and the funds.

Proskauer Rose LLP, Eleven Times Square, New York, New York 10036, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

[        ] has been selected to audit and report upon each fund’s financial statements and financial highlights.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the funds, the manager, the subadviser, Western Asset and the distributor each has adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict or the abuse of an employee’s position of trust and responsibility.

Copies of the codes of ethics applicable to personnel of the funds, the manager, the subadviser, Western Asset and the distributor and to the Independent Trustees of the Trust are on file with the SEC.

Proxy Voting Guidelines and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager, the Board has delegated proxy voting discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the funds, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the funds, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the funds as required for the funds to comply with applicable rules under the 1940 Act.

The subadviser’s proxy voting policies and procedures govern in determining how proxies relating to the funds’ portfolio securities are voted, a copy of which is attached as Appendix B to this SAI. Information regarding how each fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-721-1926, (2) on www.leggmason.com/mutualfunds (click on the name of the fund) and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE OF SHARES

General

See the funds’ Prospectus for a discussion of which classes of shares of a fund are available for purchase and who is eligible to purchase shares of each class.

Investors may purchase shares from a Service Agent. However, Service Agents may not offer all classes of shares. In addition, certain investors, including retirement plans purchasing through certain Service Agents, may purchase shares directly from the funds. When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class C, Class C1, Class FI, Class R, Class I or Class IS shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Purchase orders received by a fund prior to the scheduled close of regular trading on the NYSE on any day the fund calculates its net asset value are priced according to the net asset value determined on that day (the “trade date”). Orders received by a Service Agent prior to the scheduled close of regular trading on the NYSE on any day the fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is transmitted by the Service Agent to a fund’s transfer agent in accordance with their agreed-upon procedures. Payment must be made with the purchase order.

Class C1 Shares of Defensive Growth Fund. Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Class I Shares. The following persons are eligible to purchase Class I shares directly from the funds: (i) current employees of the funds’ manager and its affiliates; (ii) former employees of the funds’ manager and its affiliates with existing accounts; (iii) current and former board members of investment companies managed by affiliates of Legg Mason; (iv) current and former board members of Legg Mason; and (v) the immediate families of such persons. Immediate families are such person’s spouse (and, in the case of a deceased board member, the surviving spouse) and parents, grandparents, children and grandchildren (including step-relationships). For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. Current employees may purchase additional Class I shares through a systematic investment plan.

Under certain circumstances, an investor who purchases fund shares pursuant to a fee-based advisory account program of an Eligible Financial Intermediary as authorized by LMIS may be afforded an opportunity to make a conversion between one or more share classes owned by the investor in the same fund to Class I shares of that fund. Such a conversion in these particular circumstances does not cause the investor to realize taxable gain or loss.

Class R1 Shares. Class R1 shares are closed to all new purchases and incoming exchanges.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders may arrange for automatic monthly investments in certain share classes of $50 or more by authorizing the distributor or the transfer agent to charge the shareholder’s account held with a bank or other financial institution, as indicated by the shareholder, to provide for systematic additions to the shareholder’s fund account. Shareholders have the option of selecting the frequency of the investment (on a monthly, quarterly, every alternate month, semi-annual or annual basis) as long as the investment equals a minimum of $50 per month. Shareholders may terminate participation in the Systematic Investment Plan at any time without charge or penalty. Additional information is available from the fund or a Service Agent.

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge, as described in the funds’ Prospectus. The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”). Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the initial sales charge.

Members of the selling group may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of a fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of a fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (except for purchases made through LMIS Accounts), you will pay a contingent deferred sales charge of 1.00%. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares. Class C shares are sold at net asset value without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below. Class C shares are not available for purchase through LMIS Accounts.

Class C1 Shares of Defensive Growth Fund. Class C1 shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

LMIS generally will pay Service Agents selling Class C1 shares a commission of up to 0.75% of the purchase price of the Class C1 shares of Defensive Growth Fund they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares of Defensive Growth Fund serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up 0.70% of the average daily net assets represented by the Class C1 shares of Defensive Growth Fund serviced by them.

Class FI, Class R, Class I and Class IS Shares. Class FI, Class R, Class I and Class IS shares are sold at net asset value with no initial sales charge and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions for Class A Shares

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

(a)	sales to (i) current and retired Board Members, (ii) current employees of Legg Mason and its subsidiaries, (iii) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (iv) a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b)	sales to employees of certain Service Agents having dealer, service or other selling agreements with the funds’ distributor or otherwise having an arrangement with any such Service Agent with respect to sales of fund shares, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c)	offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise;

(d)	purchases by shareholders who have redeemed Class A shares in a fund (or Class A shares of another fund sold by the distributor that is offered with a sales charge) and who wish to reinvest their redemption proceeds in a fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e)	purchases by certain separate accounts used to fund unregistered variable annuity contracts;

(f)	purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS;

(g)	purchases by direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name;

(h)	sales through financial intermediaries who have entered into an agreement with LMIS to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers;

(i)	purchases of Class A shares by shareholders investing through LMIS Accounts;

(j)	investors investing through certain retirement plans; and

(k)	investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement platform.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

All existing retirement plan shareholders who purchased Class A shares at net asset value prior to November 20, 2006, are permitted to purchase additional Class A shares at net asset value. Certain existing programs for current and prospective retirement plan investors sponsored by financial intermediaries approved by LMIS prior to November 20, 2006 will also remain eligible to purchase Class A shares at net asset value.

There are several ways you can combine multiple purchases of shares of funds sold by the distributor to take advantage of the breakpoints in the Class A sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or a fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege — allows you to combine the current value of shares of a fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or a fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent — Helps you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of seven Asset Level Goal amounts, as follows:

(1) $25,000	(5) $500,000
(2) $50,000	(6) $750,000
(3) $100,000	(7) $1,000,000
(4) $250,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to pay the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds sold by the distributor.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Letter, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if the shares are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter.

Eligible Fund Purchases. Generally, any shares of a fund sold by the distributor may be credited towards your Asset Level Goal. Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your Asset Level Goal.

The eligible funds may change from time to time. Investors should check with their Service Agent to see which funds may be eligible.

Eligible Accounts. Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases. You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter of Intent. You may at any time increase your Asset Level Goal. You must, however, contact your Service Agent, or if you purchase your shares directly through the transfer agent, contact the transfer agent, prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then-current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Asset Level Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the funds’ Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter of Intent. You may cancel a Letter of Intent by notifying your Service Agent in writing, or if you purchase your shares directly through the transfer agent, by notifying the transfer agent in writing. The Letter will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your Asset Level Goal as of the date your Letter of Intent (or the date of any increase in the amount of the Letter) is accepted will be held in escrow during the term of your Letter. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gains distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal. If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal whether because you made insufficient Eligible Fund Purchases, redeemed all of your holdings or cancelled the Letter before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and (b) the sales charge that would have applied if you had not entered into the Letter. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Service Agent, or if you purchase your shares directly through the transfer agent, the transfer agent, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Contingent Deferred Sales Charge Provisions

“Contingent deferred sales charge shares” are: (a) Class C shares; (b) Class C1 shares of Defensive Growth Fund; and (c) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed on the net asset value at the time of purchase or redemption, whichever is less.

Class A shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 18 months of purchase. Class C shares and Class C1 shares of Defensive Growth Fund that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that contingent deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds sold by the distributor. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The funds’ distributor receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) systematic withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence, up to a maximum of 12.00% in one year (see “Systematic Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2 (except that shareholders of certain retirement plans or IRA accounts established prior to May 23, 2005 will be eligible to obtain a waiver of the contingent deferred sales charge on all funds held in those accounts at age 59 1/2 and may be required to demonstrate such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; (h) certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager; and (i) Class A shares held through LMIS Accounts.

The contingent deferred sales charge is waived on Class C shares of each fund and Class C1 shares of Defensive Growth Fund purchased by retirement plan omnibus accounts held on the books of a fund.

A shareholder who has redeemed shares from other funds distributed by LMIS, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Service Agent must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares or Class C1 shares, if applicable, for Class A shares of an applicable fund sold by the distributor, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors.

Under the Grandfathered Retirement Program, Class C shares and Class C1 shares may be purchased by plans investing less than $3,000,000. Class C shares and Class C1 shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

For participating plans established with the fund or another fund in the Legg Mason family of funds (including funds for which LMPFA or any predecessor serves or has served as investment manager or administrator) prior to June 2, 2003, if such plan’s total Class C and Class C1 holdings in all non-money market funds sold by the distributor equal at least $1,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be permitted to exchange all of its Class C shares and Class C1 shares for Class A shares of the fund. For participating plans established with the fund or another fund in the Legg Mason family of funds (including funds for which LMPFA or any predecessor serves or has served as investment manager or administrator) on or after June 2, 2003, if such plan’s total Class C and Class C1 holdings in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be permitted to exchange all of its Class C and Class C1 shares for Class A shares of the fund.

Unless the exchange offer has been rejected in writing, the exchange will automatically occur within approximately 30 days after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares and Class C1 shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Unless the exchange has been rejected in writing, the exchange will automatically occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares and Class C1 shares, but instead may acquire Class A shares of the same fund. Any Class C shares and Class C1 shares not converted will continue to be subject to the distribution fee.

For further information regarding the Grandfathered Retirement Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C and Class C1 exchange privileges applicable to their plan.

Determination of Public Offering Price

The funds offer their shares to the public on a continuous basis. The public offering price for each class of shares of each fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class C, Class C1, Class FI, Class R, Class R1 and Class I shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $1,000,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge, however, is imposed on certain redemptions of Class C and Class C1 shares, and on Class A shares when purchased in amounts equaling or exceeding $1,000,000.

Set forth below is an example of the method of computing the offering price of the Class A shares of each fund based on the net asset value of a share of the fund as of January 31, 2017.

Growth Fund
Class A (based on a net asset value of $[ ] and a maximum initial sales charge of 5.75%)	$	[ ]
Moderate Growth Fund
Class A (based on a net asset value of $[ ] and a maximum initial sales charge of 5.75%)	$	[ ]
Conservative Growth Fund
Class A (based on a net asset value of $[ ] and a maximum initial sales charge of 5.75%)	$	[ ]
Defensive Growth Fund
Class A (based on a net asset value of $[ ] and a maximum initial sales charge of 4.25%)	$	[ ]

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the funds normally utilize is restricted, or an emergency exists, as determined by the SEC, so that disposal of the funds’ investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the funds’ shareholders.

Redemption proceeds will be mailed to an investor’s address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions. The redemption proceeds will be remitted on or before the seventh business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days. Each Service Agent is responsible for transmitting promptly orders for its customers.

The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each Service Agent.

Additional Information Regarding Telephone Redemption and Exchange Program. Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder’s name and account number will be required and phone calls may be recorded). The funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days’ prior notice to shareholders.

Systematic Withdrawal Plan

The systematic withdrawal plan (the “Withdrawal Plan”) is available to shareholders who own shares directly with a fund, excluding those shares held in Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Service Agent to determine if it offers a similar service.

Class A, Class A2, Class C and Class C1 Shareholders. Class A, Class A2, Class C and Class C1 shareholders having an account with a balance of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by a fund’s transfer agent—fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the monthly amount to be paid to you without charge by notifying a fund. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting a fund. Each fund, its transfer agent, and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge,” above, for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI, Class I and Class IS Shareholders. Certain shareholders of Class FI, Class I and Class IS shares with an initial net asset value of $1,000,000 or more, or certain other shareholders authorized by LMIS, may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account—redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests to change or discontinue the Systematic Withdrawal Plan may be made at a fund’s website, www.leggmason.com/mutualfunds, by calling the fund at 1-877-721-1926, or by writing to the fund or a Service Agent. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying a fund or a Service Agent. Each fund, its transfer agent and the distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the net asset value per share, determined as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the NYSE is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the scheduled close of regular trading on the NYSE on the next day the NYSE is open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. A payment is taxable to the extent that the total amount of the payment exceeds the tax basis in the shares deemed sold. Other taxes or tax-related consequences may apply, and you should consult your tax advisor before establishing a Systematic Withdrawal Plan. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of a fund in which you have an account if you maintain a Systematic Withdrawal Plan because there are tax disadvantages associated with such purchases and withdrawals.

Redemptions in Kind

If a fund’s manager determines that it would not be in the best interests of a fund’s remaining shareholders to make a redemption payment wholly in cash, the fund may honor a redemption request by delivering portfolio securities to a shareholder to pay all or a portion of the redemption proceeds. However, a fund will not use securities to satisfy any request for redemption, or combination of requests from the same shareholder in any 90-day period, if the total redemption amount does not exceed $250,000 or 1% of the net assets of the fund, whichever is less. When a redemption is paid “in kind,” the securities distributed to the redeeming shareholder will be valued in accordance with the procedures described under “Share price” in the funds’ Prospectus. Because a redemption in-kind may be used during times when the markets experience increased illiquidity, these valuation methods may include fair value estimations and a shareholder may have difficulty selling those securities at the valuation price. A shareholder receiving securities from a fund may incur costs in holding and when subsequently selling those securities, and the market price of those securities will be subject to fluctuation until they are sold. A fund will not use securities to pay redemptions by LMIS or other affiliated persons of the fund, except as permitted by law, SEC rules or orders, or interpretive guidance from the SEC staff or other proper authorities.

EXCHANGE PRIVILEGE

The exchange privilege enables shareholders to acquire shares of the same class in another fund sold by the distributor. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current NAV, and the proceeds are immediately invested in shares of the fund being acquired at that fund’s then current NAV. The distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Class A, Class FI, Class R, Class I and Class IS Exchanges. Class A, Class FI, Class R, Class I and Class IS shareholders of a fund who wish to exchange all or a portion of their shares for shares of the respective class in another fund may do so without imposition of any charge.

Class C Exchanges. Class C shares of a fund may be exchanged for other Class C shares without a contingent deferred sales charge. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.

Class C1 Exchanges. Investors that hold Class C1 shares of Defensive Growth Fund may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

Class R1 Exchanges. Class R1 shares are closed to all new purchases and incoming exchanges.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will remain eligible for exchange from Class C or Class C1 shares to Class A shares in accordance with the program terms. See “Grandfathered Retirement Programs with Exchange Features” for additional information.

Additional Information Regarding the Exchange Privilege.

The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. See “Frequent trading of fund shares” in the Prospectus.

During times of drastic economic or market conditions, a fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

Certain shareholders may be able to exchange shares by telephone. See the funds’ Prospectus for additional information. Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange. Other taxes or tax related consequences may apply, and you should consult your tax adviser before requesting an exchange.

VALUATION OF SHARES

The net asset value per share of each class of each fund is calculated on each day, Monday through Friday, except days on which the NYSE is closed. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class will differ. Please see the Prospectus for a description of the procedures used by each fund in valuing its assets.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, QS Investors is primarily responsible for each fund’s portfolio decisions and the placing of each fund’s portfolio transactions and Western Asset manages the portion of each fund’s cash and short-term instruments allocated to it.

Decisions to buy and sell investments in the underlying funds are made by the underlying funds’ investment advisers, subject to the overall supervision and review of the boards.

The cost of securities purchased from underwriters includes an underwriting commission, concession or a net price. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and selling the security at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agents. A fund will pay a spread or commission in connection with such transactions. Commissions are negotiated with brokers on such transactions. The aggregate brokerage commissions paid by each fund for the three most recent fiscal years or periods, as applicable, are set forth below under “Aggregate Brokerage Commissions Paid.”

Pursuant to each Subadvisory Agreement, the subadviser is authorized to place orders pursuant to its investment determinations for a fund either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to a fund and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer that provides such brokerage and research services a commission for executing a portfolio transaction for a fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the subadviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the subadviser in the investment decision making process may be paid in commission dollars. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a fund’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the subadviser by brokers that effect securities transactions for a fund may be used by the subadviser in servicing other investment companies and accounts which the subadviser manages. Similarly, research services furnished to the subadviser by brokers that effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing a fund. Not all of these research services are used by the subadviser in managing any particular account, including the funds.

[For the fiscal year ended January 31, 2017, the funds did not direct any brokerage transactions related to research services and did not pay any brokerage commissions related to research services.]

The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through “affiliated broker/dealers,” as defined in the 1940 Act. The funds’ Board has adopted procedures in accordance with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate.

Aggregate Brokerage Commissions Paid

For the fiscal years ended January 31, 2017, January 31, 2016 and January 31, 2015, each fund paid aggregate brokerage commissions as set forth in the table below.

	2017 ($)		2016 ($)(1)	2015 ($)(1)
Growth Fund	[	]	26,574	0
Moderate Growth Fund	[	]	15,343	0
Conservative Growth Fund	[	]	5,652	0
Defensive Growth Fund	[	]	775	0

(1)	The funds did not have sales of securities during the fiscal year ended January 31, 2015 since no securities were received on redemptions of shares of underlying funds.

[For the fiscal years ended January 31, 2017, January 31, 2016 and January 31, 2015, the funds did not pay any brokerage commissions to LMIS or its affiliates.]

In certain instances there may be securities that are suitable as an investment for a fund as well as for one or more of the other clients of the subadviser. Investment decisions for the funds and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a fund. When purchases or sales of the same security for a fund and for other portfolios managed by the subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

[As of January 31, 2017, none of the funds held securities issued by their regular broker/dealers.]

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ Board has adopted policies and procedures (the “policy”) developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The manager believes the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about fund portfolio holdings and the need to protect funds from potentially harmful disclosures.

General Rules/Website Disclosure

The policy provides that information regarding a fund’s portfolio holdings may be shared at any time with employees of the manager, a fund’s subadviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel). With respect to non-money market funds, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel (i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

The funds in this SAI currently disclose their complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: www.leggmason.com/mutualfunds (click on the name of the fund).

Ongoing Arrangements

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the fund’s board.

Set forth below is a list, as of December 31, 2016, of those parties with whom the manager, on behalf of each fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for each fund. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
1919 Investment Counsel, LLC	Daily	None

Best Alternative Outsourcing Services LLP	Daily	None

Bloomberg AIM	Daily	None

Bloomberg L.P.	Daily	None

Bloomberg Portfolio Analysis	Daily	None

Brown Brothers Harriman	Daily	None

Charles River	Daily	None

Emerging Portfolio Fund Research, Inc. (EPFR), an Informa Company	Monthly	None

Enfusion Systems	Daily	None

ENSO LP	Daily	None

eVestment Alliance	Quarterly	8-10 Days

EZE Order Management System	Daily	None

FactSet	Daily	None

Institutional Shareholder Services (Proxy Voting Services)	Daily	None

ITG	Daily	None

Recipient	Frequency	Delay Before Dissemination
Middle Office Solutions, LLC	Daily	None

Morningstar	Daily	None

NaviSite, Inc.	Daily	None

Personal Trading Control Center	Daily	None

StarCompliance	Daily	None

State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

SunGard/Protegent (formerly Dataware)	Daily	None

The Bank of New York Mellon	Daily	None

The Northern Trust Company	Daily	None

Thomson	Semi-annually	None

Thomson Reuters	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Broadridge	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

DST International plc (DSTi)	Daily	None

Electra Information Systems	Daily	None

Fidelity	Quarterly	5 Business Days

Fitch	Monthly	6-8 Business Days

Frank Russell	Monthly	1 Day

Glass Lewis & Co.	Daily	None

Informa Investment Solutions	Quarterly	8-10 Days

Interactive Data Corp	Daily	None

Liberty Hampshire	Weekly and Month End	None

RBC Investor and Treasury Services	Daily	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

SunTrust	Weekly and Month End	None

Excluded from the lists of ongoing arrangements set forth above are ongoing arrangements where either (i) the disclosure of portfolio holdings information occurs concurrently with or after the time at which the portfolio holdings information is included in a public filing with the SEC that is required to include the information, or (ii) a fund’s portfolio holdings information is made available no earlier than the day next following the day on which the fund makes the information available on its website, as disclosed in the fund’s Prospectus. The approval of the funds’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.

Release of Limited Portfolio Holdings Information

In addition to the ongoing arrangements described above, a fund’s complete or partial list of holdings (including size of positions) may be released to another party on a one-time basis, provided the party receiving the information has executed a non-disclosure and confidentiality agreement and provided that the specific release of information has been approved by the fund’s Chief Compliance Officer or designee as consistent with the policy. By way of illustration and not of limitation, release of non-public information about a fund’s portfolio holdings may be made (i) to a proposed or potential adviser or subadviser or other investment manager asked to provide investment management services to the fund, or (ii) to a third party in connection with a program or similar trade.

In addition, the policy permits the release to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel of limited portfolio holdings information in other circumstances, including:

1. A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by an investment professional (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6. A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

7. A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Exceptions to the Policy

A fund’s Chief Compliance Officer, or designee, may, as is deemed appropriate, approve exceptions from the policy. Exceptions are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to each fund’s board.

Limitations of Policy

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the manager or a subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or a subadviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

THE TRUST

The certificate of trust to establish Legg Mason Partners Equity Trust (referred to in this section as the “Trust”) was filed with the State Department of Assessments and Taxation of Maryland on October 4, 2006. As of April 16, 2007, each fund was redomiciled as a series of the Trust. Prior thereto, each fund was a series of Legg Mason Partners Investment Trust, a Massachusetts business trust. Prior to the reorganization of each fund as a series of Legg Mason Partners Investment Trust, each fund was a series of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation.

The Trust is a Maryland statutory trust. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the statutory trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust. Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws, but otherwise permits, consistent with Maryland law, actions by the trustees of the Trust (the “Trustees”) without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The funds are not required to hold an annual meeting of shareholders, but the funds will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust, or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The funds may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the Prospectus of the funds, when issued, will be fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. The funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the funds with identification required by law, or if the funds are unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to the funds information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the funds may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that the funds may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the funds to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

Each share of the funds, as a series of the Trust, represents an interest in the funds only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

The Declaration provides that shareholders are not personally liable for the obligations of the funds and requires the funds to indemnify a shareholder against any loss or expense arising from any such liability. The funds will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The Declaration limits a Trustee’s liability to the Trust or any shareholder to the fullest extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the funds or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the funds’ costs, including attorneys’ fees.

The Declaration further provides that the funds shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or the funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the fullest extent permitted by law.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the funds or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Tax Treatment of the Funds

Each fund will be treated as a separate taxpayer for federal income tax purposes. Each fund has elected to be treated and intends to qualify each year as a “regulated investment company” or “RIC” under Subchapter M of the Code. To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies (such as the underlying funds), U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, the fund fails one of these tests and does not timely cure the failure, the fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the fund in computing its taxable income.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Underlying fund investments in partnerships, including in qualified publicly traded partnerships, may result in an underlying fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a fund will not be subject to federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided such fund satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, the taxable income of a RIC other than its net capital gain plus or minus certain adjustments) and (ii) 90% of its net tax-exempt income for the taxable year. Each fund will be subject to income tax at regular corporation tax rates on any taxable income or gains that it does not distribute to its shareholders.

Distributions received by a fund from an underlying fund attributable to the underlying fund’s investment company taxable income including distributions of short-term capital gains are taxable as dividend income to the fund. A fund may not offset short-term capital gains distributed by the underlying funds against other realized losses or capital loss carryovers, if any. Distributions received by a fund from an underlying fund attributable to the excess of the underlying fund’s net long-term capital gain over its net short-term capital loss and that are properly reported as “capital gain dividends” are taxable as long-term capital gain to the fund, regardless of how long the fund has held the underlying fund’s shares. Upon the sale or other disposition by a fund of shares of any underlying fund, the fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the fund’s holding period for the shares. Fund losses realized upon redemptions from underlying funds may be deferred indefinitely as investments made into the same underlying funds within thirty days before or after the redemption may trigger “wash sale” tax rules, which defer the recognition of losses. Redemptions from the underlying funds will be recognized as redemptions and not treated as dividends for tax purposes.

Deferred Capital Losses & Capital Loss Carryforwards. As of January 31, 2016, the Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund had no unused capital loss carryforwards.

The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax, but there can be no assurance that this will be the case. In certain situations, a fund may, for a taxable year, defer all or a portion of its capital losses (and currency losses, if any) realized after October until the next year. Such deferrals, and other rules regarding gains and losses realized after October (or December) may affect the tax character of distributions.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund’s distributions, to the extent derived from the fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the fund’s earnings and profits. However, such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year. The failure of an underlying fund to remain qualified as a regulated investment company could, in turn, cause a fund investing in such underlying fund to fail to satisfy the RIC asset diversification requirements.

Tax Treatment of the Underlying Funds

Each underlying fund intends to continue to qualify annually to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the funds.

An underlying fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the underlying fund and defer underlying fund losses. These rules could therefore affect the character, amount and timing of distributions to the funds and thus to the shareholders. These provisions also (a) will require an underlying fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income prior to the receipt of cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

An underlying fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the underlying fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the underlying fund.

As a result of entering into swap contracts, an underlying fund may make or receive periodic net payments. An underlying fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the underlying fund has been a party to the swap for more than one year). With respect to certain types of swaps, an underlying fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

An underlying fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market or constructive sale rules or rules applicable to PFICs (as defined below), or partnerships, trusts in which the underlying fund invests, certain options, futures or forward contracts, or “appreciated financial positions,” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the underlying fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. An underlying fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, an underlying fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October and its late-year ordinary losses (deferred as the excess of post-October foreign currency and PFIC losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when an underlying fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in an underlying fund’s hands. Except with respect to certain situations where the property used by an underlying fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by an underlying fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by an underlying fund for more than one year. In general, an underlying fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Foreign Investments. Dividends, interest and proceeds from the sale of foreign securities may be subject to non-U.S. withholding income and other taxes, including financial transaction taxes. Even if a fund is entitled to seek a refund in respect of such taxes, it may choose not to. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments.

If more than 50% of the value of an underlying fund’s assets at the close of its taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect for U.S. federal income tax purposes to treat certain foreign taxes paid by it as paid by the funds that own its shares. Such a fund would then be required to include its proportionate share of the electing underlying fund’s foreign income and related foreign taxes in income even if the fund does not receive the amount representing foreign taxes. Each of the funds may invest in some underlying funds that expect to be eligible to make the above-described election. If so, a fund may, in turn, make a corresponding election to treat the foreign taxes as paid by its shareholders. Accordingly, the shareholders of the fund may have an option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time an underlying fund accrues income, receivables, expenses or other liabilities denominated in a foreign currency and the time the underlying fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the underlying fund were to elect otherwise.

Tax Credit Bonds. If a fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the fund’s taxable year, and the fund satisfies the minimum distribution requirement, the fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If a fund were to make an election, a shareholder of the fund would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

Passive Foreign Investment Companies. If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the underlying fund to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains.

If an underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In order to make the “qualified electing fund” election, the underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the underlying fund and, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Taxation of United States Shareholders

Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a fund in October, November or December of any calendar year and payable to shareholders (including a fund invested in an underlying fund) of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon timely filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. The maximum long-term capital gain income tax rate is 15% for noncorporate shareholders with incomes below $415,000 ($465,000 if married filing jointly) and 20% for individuals with any income above those amounts that is net long-term capital gain or qualified dividend income. Such distributions will not be eligible for the dividends-received deduction. All other dividends (including dividends from short-term capital gains) of a fund from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a fund to an individual in a particular taxable year if 95% or more of the fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the fund; or (ii) the portion of the regular dividends paid by a fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the fund in that taxable year if such qualified dividend income accounts for less than 95% of the fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a fund from U.S. corporations and qualified foreign corporations, provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Dividends received by a fund from a real estate investment trust or another regulated investment company (such as an underlying fund) generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

Each fund or your Service Agent will send you information after the end of each year setting forth the amount of dividends paid by the fund that is eligible for the reduced rates.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An extraordinary dividend on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

If an underlying fund derives dividends from domestic corporations, a portion of the income distributions of a fund that invests in that underlying fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends that so qualify. The dividends received deduction is reduced to the extent the shares of the corporation paying the dividend, the shares of the underlying fund or the shares of the fund receiving the dividends are treated as debt-financed under U.S. federal income tax law and is eliminated if either the shares of the corporation paying the dividend, the shares of the underlying fund or the shares of the fund receiving the dividends are deemed to have been held by the underlying fund, the fund or the shareholders, as the case may be, for less than a minimum period, generally 46 days, during a prescribed period with respect to each dividend. Dividends received by an underlying fund from a real estate investment trust will not be considered a dividend for this purpose. Dividends received by a fund or underlying fund from a regulated investment company will be eligible for the deduction for dividends received only to the extent distributions are made out of eligible dividends received by such regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not eligible for the dividends received deduction.

Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Under current law, each fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by a fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as “excess inclusion income.” To a fund’s shareholders such excess inclusion income may (1) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k)

accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-US shareholders even from tax treaty countries; and (4) cause a fund to be subject to tax if certain “disqualified organizations” as defined by the Code are fund shareholders.

If a charitable remainder annuity trust or charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a tax year, a 100% excise tax on the UBTI is imposed on the trust.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and, to the extent not disallowed, will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then by January 31 of the year following the year of disposition acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

The funds, or, if you hold your shares through a Service Agent, your Service Agent will report to the IRS the amount of proceeds that a shareholder receives from a redemption or exchange of fund shares. For redemptions or exchanges of shares acquired on or after January 1, 2012, a fund will also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the redemption or exchange (i.e., short-term or long-term), and certain related tax information. If a shareholder has a different basis for different shares of a fund in the same account (e.g., if a shareholder purchased fund shares held in the same account when the shares were at different prices), the fund will by default report the basis of the shares redeemed or exchanged using the average basis method, under which the basis per share is the average of the bases of all the shareholder’s fund shares in the account. (For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will be treated as held in separate accounts.)

A shareholder may instruct a fund to use a method other than average basis for an account. If redemptions, including in connection with payment of an account fee, or exchanges have occurred in an account to which the average basis method applied, the basis of a fund shares remaining in the account will continue to reflect the average basis notwithstanding the shareholder’s subsequent election of a different method. For further assistance, shareholders who hold their shares directly with a fund may call the fund at 1-877-721-1926 Monday through Friday between 8:00 a.m. and 5:30 p.m. (Eastern time). Shareholders who hold shares through a Service Agent should contact the Service Agent for further assistance or for information regarding the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

Medicare Tax. A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Backup Withholding. A fund may be required to withhold, for U.S. federal income tax purposes, at a current rate of 28% (“backup withholding”) from dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Notices. Shareholders will receive, if appropriate, various written notices after the close of a fund’s taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to a fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of stocks or securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Dividends paid by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a fund.

If a fund’s direct or indirect interests in U.S. real property were to exceed certain levels, distributions to a foreign shareholder from the fund attributable to a REIT’s distribution to the fund of gain from a sale or exchange of a U.S. real property interest and gain on redemption will be treated as real property gain subject to additional taxes or withholding and may result in the foreign shareholder having additional filing requirements.

Properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a fund’s “qualified net interest income” (generally, a fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a fund’s “qualified short-term capital gains” (generally, the excess of a fund’s net short-term capital gain over a fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions that a fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a fund and redemptions of a foreign shareholder’s interest in a fund attributable to a REIT’s distribution to a fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a fund will not expire for taxable years beginning on or after January 1, 2014.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a fund’s participation in a wash sale transaction or its payment of a substitute dividend.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund, including the applicability of foreign taxes.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), each fund will be required to withhold 30% of certain ordinary dividends it pays and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2018, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S.

shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a fund.

Shares of a fund held by a non-U.S. shareholder at death will be considered situated in the United States and subject to the U.S. estate tax.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described here. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund, including the applicability of non-U.S. taxes.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the funds and their shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

FINANCIAL STATEMENTS

The audited financial statements of each fund (Statements of Assets and Liabilities as of January 31, 2017, including the Schedules of Investments as of January 31, 2017, Statements of Operations for the fiscal year ended January 31, 2017, Statements of Changes in Net Assets for each of the years in the two-year period ended January 31, 2017, Financial Highlights for each of the years or periods in the five-year period ended January 31, 2017, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm, each of which is included in the Annual Report to Shareholders of each fund), are incorporated by reference into this SAI (filed on [            ] ; Accession Number [            ]).

Appendix A

DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, Inc., S&P’s Global Ratings and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Moody’s Investors Service, Inc. Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1,2

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings.3 The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

[1]	For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, long-term and short-term ratings reflect the likelihood of impairment and financial loss in the event of impairment.
[2]	Supranational institutions and central banks that hold sovereign debt or extend sovereign loans, such as the IMF or the European Central Bank, may not always be treated similarly to other investors and lenders with similar credit exposures. Long-term and short-term ratings assigned to obligations held by both supranational institutions and central banks, as well as other investors, reflect only the credit risks faced by other investors unless specifically noted otherwise.
[3]	Like other global scale ratings, (sf) ratings reflect both the likelihood of a default and the expected loss suffered in the event of default. Ratings are assigned based on a rating committee’s assessment of a security’s expected loss rate (default probability multiplied by expected loss severity), and may be subject to the constraint that the final expected loss rating assigned would not be more than a certain number of notches, typically three to five notches, above the rating that would be assigned based on an assessment of default probability alone. The magnitude of this constraint may vary with the level of the rating, the seasoning of the transaction, and the uncertainty around the assessments of expected loss and probability of default.

Description of Moody’s Investors Service, Inc.’s Global Long-Term Obligation Ratings:

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1,” “2”, and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Investors Service, Inc.’s Global Short-Term Obligation Ratings:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

U.S. Municipal Short-Term Obligation Ratings:

While the global short-term “prime” rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

U.S. Municipal Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P’s Global Ratings’ Long-Term Issue Credit Ratings:

Long-Term Issue Credit Ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: (1) the likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation; (2) the nature and provisions of the financial obligation, and the promise we impute; and (3) the protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper.

A-1 A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings’ believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings Definitions:

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of S&P Global Ratings’ Dual Ratings:

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Description of S&P Global Ratings’ Active Qualifiers (Currently applied and/or outstanding)

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a “p” qualifier, which indicates the rating addressed the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: “L” qualifier. Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

Principal: “p” qualifier. This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary Ratings: “prelim” qualifier. Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1)Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination Structures: “t” qualifier. This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty Instrument Rating: “cir” qualifier. This symbol indicates a Counterparty Instrument Rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%-50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. “B” ratings indicate that material credit risk is present†.

CCC: Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present†.

CC: Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk†.

C: Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk†.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The subscript “emr” is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch Ratings’ Structured, Project Finance Long-Term Obligation Ratings:

Ratings of structured and project finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default appears imminent or inevitable.

D: Default. Indicates default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or (3) distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults: “Imminent” default, categorized under “C”, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the “C” category.

Structured Finance Write-downs: Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “write-down” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of “D” will be assigned to the instrument. Where the agency believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of “C” will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed as irreversible, the credit rating will be lowered to “D”.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix “sf” denotes an issue that is a structured finance transaction. For an explanation of how Fitch determines structured finance ratings, please see our criteria available at fitchratings.com.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term Rating category, or categories below “B”.

Enhanced Equipment Trust Certificates (EETCs) are corporate-structured hybrid debt securities that airlines typically use to finance aircraft equipment. Due to the hybrid characteristics of these bonds, Fitch’s rating approach incorporates elements of both the structured finance and corporate rating methodologies. Although rated as asset-backed securities, unlike other structured finance ratings, EETC ratings involve a measure of recovery given default akin to ratings of financial obligations in corporate finance, as described above.

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Fitch Rating Watches and Rating Outlooks

Fitch takes certain actions in relation to its ratings. These actions can indicate a change in the relative credit quality of the rated entity or a relative change in servicing quality. In addition, actions regarding Outlooks or Watches provide an indication of a potential rating change, or other events (Data Actions) and indicate the likely direction of the rating.

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (“CCC”, “CC” and “C”) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Ratings Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the “CCC”, “CC” and “C” categories. Defaulted ratings typically do not carry an Outlook.

Deciding When to Assign Rating Watch or Outlook

Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months—such as a lengthy regulatory approval process—would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period—for example a proposed, but politically controversial, privatization.

Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (“EXP”), this indicates that a full rating has been assigned based upon the agency’s expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. If such final documentation is received and is as expected, the expected rating will typically be converted to a final rating. Fitch may also employ “expects to rate” language for new issuers (currently unrated) for ratings that are assigned in the course of a restructuring, refinancing or corporate reorganization. The “expects to rate” will reflect and refer to the rating level expected following the conclusion of the proposed operation (debt issuance, restructure, or merger). While expected ratings typically convert to final ratings within a short time, determined by timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch or withdrawn, as with final ratings.

Private Ratings: Fitch Ratings also prepares a limited number of private ratings, for example for entities with no publicly traded debt, or where the rating is required for internal benchmarking or regulatory purposes. These ratings are generally provided directly to the rated entity, which is then responsible for ensuring that any party to whom it discloses the private rating is updated when any change in the rating occurs.

Private ratings undergo the same analysis, committee process and surveillance as published ratings, unless otherwise disclosed as “point-in-time” in nature.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Matured/Paid-In-Full: a. “Matured”—This action is used when an issue has reached the end of its repayment term and rating coverage is discontinued. Denoted as “NR”. b. “Paid-In-Full”—This action indicates that the issue has been paid in full. As the issue no longer exists, it is therefore no longer rated. Denoted as “PIF”.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol “WD”.

“Unenhanced” Ratings: Unenhanced ratings reflect the underlying creditworthiness of financial instruments absent any credit enhancement that may be provided through bond insurance, financial guarantees, dedicated letters of credit, liquidity facilities, or intercept mechanisms.

In some cases, Fitch may choose to assign an unenhanced rating along with credit rating based on enhancement. The unenhanced rating indicates the creditworthiness of the financial instrument without considering any benefit of such enhancement. Financial obligations may be enhanced by a guarantee instrument provided by a rated third party.

Non-Credit Rating Scales: In addition, Fitch Ratings provides specialist ratings on other topics. Operational risk ratings are assigned to servicers of commercial and residential mortgages and other asset types.

Asset manager ratings opine on the relative operational and financial capabilities of asset managers, trustees and others. Fund Credit and/or Volatility Ratings are assigned to fund’s or local government investment pool’s portfolio. Many of these ratings are offered internationally and in some cases on a national basis applying appropriate ratings modifiers and identifiers.

APPENDIX B

QS INVESTORS, LLC PROXY VOTING POLICY

Introduction

QS Investors, LLC (“QS Investors”) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by QS Investors. In addition, QS Investors’ Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by QS Investors.

Responsibilities

Proxy votes are the property of QS Investors’ advisory clients.1 As such, QS Investors’ authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. QS Investors has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes QS Investors’ advisory clients’ proxies in accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, QS Investors’ specific instructions. Where a client has given specific instructions as to how a proxy should be voted, QS Investors will notify and direct ISS to carry out those instructions. Where no specific instruction exists, QS Investors will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct QS Investors to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client.

Clients may in certain instances contract with their custodial agent and notify QS Investors that they wish to engage in securities lending transactions. QS Investors will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

QS Investors works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of QS Investors clients. In addition to proxy voting services provided by ISS, QS Investors has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the “Guidelines”) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to QS Investors upon implementation.

While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, QS Investors and our clients retain the right to instruct ISS to vote differently.

[1]

For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which QS Investors serves as investment adviser or sub-adviser; for which QS Investors votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

Underlying Funds

Certain QS Investors client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (“Underlying Funds”). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that QS Investors has proxy voting authority with respect to shares, units or interests in Underlying Funds, QS Investors shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

QS Investors’ proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds.

Manager of Manager Arrangements

QS Investors advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (“Underlying Managers”). In such arrangements, QS Investors generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing QS Investors proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of QS Investors clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at QS Investors discretion. Clients may also obtain information on how their proxies were voted by QS Investors as required by law and otherwise at QS Investors’ discretion; however, QS Investors must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

QS Investors will review ISS’s Guidelines as necessary to support the best economic interests of QS Investors’ clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of QS Investors’ clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by QS Investors or an affiliate of QS Investors (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. QS Investors may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with QS Investors (including ETFs, open-end mutual funds and closed-end investment companies), QS Investors will vote such proxies in accordance with the general fiduciary principles set forth above; provided that QS Investors: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by QS Investors’ Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, QS Investors may determine that it is in the best economic interests of its clients not to vote certain proxies. QS Investors will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue; and

•	QS Investors cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;

•	Meeting notice was not received with adequate time for processing; or

•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

QS Investors seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of QS Investors;

•	The issuer is a material business partner of QS Investors; or

•	An employee, or an immediate family member of an employee, of QS Investors serves as an officer or director of the issuer.

QS Investors believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to QS Investors by ISS.

As a general matter, QS Investors takes the position that relationships between a non-QS Investors Legg Mason business unit and an issuer do not present a conflict of interest for QS Investors in voting proxies with respect to such issuer because QS Investors operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between QS Investors and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to QS Investors by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to QS Investors for input or a voting decision, QS Investors will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of QS Investors’ clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of QS Investors without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of QS Investors (and within QS Investors only on a need to know basis).

Conflict Review Procedures: For items that are referred to QS Investors from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if QS Investors or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, QS Investors’ decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a QS Investors advisory client regarding the vote at issue.

[2]	Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance

If notified that QS Investors has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients, if notified that certain individuals should be recused from the proxy vote at issue, QS Investors shall do so in accordance with the procedures set forth below.

Note: Any QS Investors employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of QS Investors that identifies itself as a QS Investors advisory client, has: (i) requested that QS Investors vote a particular proxy in a certain manner; (ii) attempted to influence QS Investors in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

Investors should seek instructions as to how to vote the proxy at issue if time permits, from the effected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any QS Investors employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a QS Investors advisory client to influence, how QS Investors votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to the Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to QS Investors if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

QS Investors has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

QS Investors will retain records of client requests for proxy voting information and any written responses thereto provided by QS Investors and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

Investors also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to QS Investors’ investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

QS Investors will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A copy of each proxy statement received by QS Investors;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether QS Investors cast its vote on the matter;

•	How QS Investors cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether QS Investors cast its vote for or against management.

In lieu of keeping copies of proxy statements, QS Investors may rely on proxy statements filed on the EDGAR system. QS Investors also may rely on third party records of proxy statements and votes cast by QS Investors if the third party provides an undertaking to QS Investors to provide such records promptly upon request.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and 811-06444).

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 213 as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 213”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(5) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(6) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(8) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(9) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(10) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(11) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(12) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(13) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(14) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(15) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(16) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(17) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(18) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(19) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(20) Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(21) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

(22) Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(23) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

(24) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

(25) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

(26) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

(27) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

(28) Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

(29) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust is incorporated herein by reference to Post-Effective Amendment No. 179 as filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 179”).

(30) Amended and Restated Designation of Classes effective as of November 4, 2010 is incorporated herein by reference to Exhibit 1(bb) to the Registration Statement on Form N-14 of Legg Mason Partners Equity Trust as filed with the SEC on November 19, 2010.

(31) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218 as filed with the SEC on January 25, 2012 (“Post-Effective Amendment No. 218”).

(32) Amended and Restated Designation of Classes effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218.

(33) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230 as filed with the SEC on April 13, 2012 (“Post-Effective Amendment No. 230”).

(34) Amended and Restated Designation of Classes effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230.

(35) Amended and Restated Designation of Classes effective as of August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 243 as filed with the SEC on August 23, 2012.

(36) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246 as filed with the SEC on September 12, 2012 (“Post-Effective Amendment No. 246”).

(37) Amended and Restated Designation of Classes effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246.

(38) Amended and Restated Designation of Series effective as of October 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249 as filed with the SEC on November 30, 2012 (“Post-Effective Amendment No. 249”).

(39) Amended and Restated Designation of Series dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(40) Amended and Restated Designation of Classes dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(41) Amended and Restated Designation of Classes dated January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 255 as filed with the SEC on December 12, 2012.

(42) Amended and Restated Designation of Series dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269 as filed with the SEC on May 10, 2013 (“Post-Effective Amendment No. 269”).

(43) Amended and Restated Designation of Classes dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(44) Amended and Restated Designation of Series dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(45) Amended and Restated Designation of Classes dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(46) Amended and Restated Designation of Series dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282 as filed with the SEC on August 1, 2013 (“Post-Effective Amendment No. 282”).

(47) Amended and Restated Designation of Classes dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282.

(48) Amended and Restated Designation of Classes dated August 15, 2013 is incorporated herein by reference to Post-Effective Amendment No. 285 as filed with the SEC on August 15, 2013.

(49) Amended and Restated Designation of Series dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288 as filed with the SEC on October 11, 2013 (“Post-Effective Amendment No. 288”).

(50) Amended and Restated Designation of Classes dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(51) Amended and Restated Designation of Series dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(52) Amended and Restated Designation of Classes dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(53) Amended and Restated Designation of Series dated May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 315 as filed with the SEC on December 15, 2014 (“Post-Effective Amendment No. 315”).

(54) Amended and Restated Designation of Classes dated May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 315.

(55) Amended and Restated Designation of Series dated February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 320 as filed with the SEC on February 5, 2015 (“Post-Effective Amendment No. 320”).

(56) Amended and Restated Designation of Classes dated February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 320.

(57) Amended and Restated Designation of Series dated February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 333 as filed with the SEC on March 20, 2015 (“Post-Effective Amendment No. 333”).

(58) Amended and Restated Designation of Classes dated February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 333.

(59) Amended and Restated Designation of Series dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 354 as filed with the SEC on February 24, 2016 (“Post-Effective Amendment No. 354”).

(60) Amended and Restated Designation of Classes dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 354.

(61) Amended and Restated Designation of Series dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 363 as filed with the SEC on March 21, 2016 (“Post-Effective Amendment No. 363”).

(62) Amended and Restated Designation of Classes dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 363.

(b) (1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(2) The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 213.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Equity Trust are contained in the Amended and Restated Declaration of Trust and By-Laws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d) (1) Form of Management Agreement between the Registrant, on behalf of ClearBridge Aggressive Growth Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

(2) Form of Management Agreement between the Registrant, on behalf of ClearBridge Tactical Dividend Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Form of Management Agreement between the Registrant, on behalf of ClearBridge All Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(6) Form of Management Agreement between the Registrant, on behalf of ClearBridge Appreciation Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(7) Form of Management Agreement between the Registrant, on behalf of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on August 27, 2007 (“Post-Effective Amendment No. 73”).

(9) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(10) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(11) Form of Management Agreement between the Registrant, on behalf of QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(12) Form of Amended Management Agreement between the Registrant, on behalf of QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95 as filed with the SEC on April 4, 2008 (“Post-Effective Amendment No. 95”).

(13) Form of Management Agreement between the Registrant, on behalf of QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(14) Form of Amended Management Agreement between the Registrant, on behalf of QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(15) Form of Management Agreement between the Registrant, on behalf of QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(16) Form of Amended Management Agreement between the Registrant, on behalf of QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(17) Form of Management Agreement between the Registrant, on behalf of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(18) Form of Amended Management Agreement between the Registrant, on behalf of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(19) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Core Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(20) Form of Management Agreement between the Registrant, on behalf of QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(21) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(22) Form of Management Agreement between the Registrant, on behalf of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), and LMPFA is incorporated herein by reference from Post-Effective Amendment No. 87.

(23) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 9, 2009 (“Post-Effective Amendment No. 141”).

(24) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Growth Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010 (“Post-Effective Amendment No. 177”).

(25) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 178 as filed with the SEC on September 29, 2010 (“Post-Effective Amendment No. 178”).

(26) Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Dynamic Multi-Strategy Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 238 as filed with the SEC on June 25, 2012 (“Post-Effective Amendment No. 238”).

(27) Form of Management Agreement between the Registrant, on behalf of ClearBridge Select Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 249.

(28) Form of Management Agreement between the Registrant, on behalf of QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 259 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 259”).

(29) Form of Management Agreement between the Registrant, on behalf of QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 260 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 260”).

(30) Form of Management Agreement between the Registrant, on behalf of ClearBridge Energy MLP & Infrastructure Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 282.

(31) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), and Permal Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 292 as filed with the SEC on January 10, 2014 (“Post-Effective Amendment No. 292”).

(32) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), and EnTrustPermal Management LLC (“EnTrustPermal”) is incorporated herein by reference to Post-Effective Amendment No. 371 as filed with the SEC on May 24, 2016 (“Post-Effective Amendment No. 371”).

(33) Form of Schedule A to the Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 293 as filed with the SEC on January 24, 2014.

(34) Form of Management Agreement between the Registrant, on behalf of ClearBridge Sustainability Leaders Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 332 as filed with the SEC on March 13, 2015 (“Post-Effective Amendment No. 332”).

(35) Form of Management Agreement between the Registrant, on behalf of ClearBridge Global Health Care Innovations Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 364 as filed with the SEC on March 28, 2016 (“Post-Effective Amendment No. 364”).

(36) Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (“ClearBridge”), with respect to ClearBridge Aggressive Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Tactical Dividend Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(38) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge All Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(39) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(40) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Appreciation Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(41) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(42) Form of Subadvisory Agreement between LMPFA and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) (now merged into QS Investors, LLC (“QS”)) with respect to QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 73.

(43) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(44) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(45) Form of Subadvisory Agreement between LMPFA and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) (now merged into QS), with respect to QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(46) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(47) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(48) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(49) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Core Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(50) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(51) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(52) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 87.

(53) Form of Subadvisory Agreement between LMPFA and Global Currents Investment Management, LLC (“GCIM”) (now merged into ClearBridge), with respect to ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 126 as filed with the SEC on November 26, 2008.

(54) Form of Subadvisory Agreement between LMPFA and EnTrustPermal, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(55) Form of Subadvisory Agreement between LMPFA and QS, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(56) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(57) Form of Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), with respect to ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 178.

(58) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215 as filed with the SEC on December 16, 2011 (“Post-Effective Amendment No. 215”).

(59) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(60) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(61) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Aggressive Growth Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(62) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Appreciation Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(63) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Tactical Dividend Income Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(64) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(65) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge All Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(66) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(67) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Value Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(68) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Core Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(69) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(70) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(71) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(72) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(73) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(74) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(75) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(76) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(77) Form of Subadvisory Agreement between LMPFA and WAM, regarding EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(78) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(79) Form of Subadvisory Agreement between LMPFA and QS, regarding QS Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(80) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(81) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(82) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 259.

(83) Form of Subadvisory Agreement between LMPFA and QS, regarding QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 259.

(84) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 260.

(85) Form of Subadvisory Agreement between LMPFA and QS, regarding QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 260.

(86) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(87) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(88) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272 as filed with the SEC on May 21, 2013 (“Post-Effective Amendment No. 272”).

(89) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(90) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(91) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Aggressive Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(92) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Appreciation Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(93) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(94) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge All Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(95) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(96) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(97) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Core Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(98) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(99) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(100) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(101) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Tactical Dividend Income Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(102) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(103) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(104) Schedule A to Subadvisory Agreement between LMPFA and EnTrustPermal, regarding EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(105) Form of Subadvisory Agreement between EnTrustPermal and River Canyon Fund Management LLC, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(106) Form of Subadvisory Agreement between EnTrustPermal and TT International, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(107) Form of Trading Agreement between EnTrustPermal and BH-DG Systematic Trading LLP, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(108) Form of Administration Agreement between the Registrant and LMPFA, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), is incorporated herein by reference to Post-Effective Amendment No. 292.

(109) Form of Subadvisory Agreement between the Registrant and EnTrustPermal, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), is incorporated herein by reference to Post-Effective Amendment No. 312 filed with the SEC on July 15, 2014 (“Post-Effective Amendment No. 312”).

(110) Form of Subadvisory Agreement between EnTrustPermal and Atlantic Investment Management, Inc., with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 315.

(111) Form of Subadvisory Agreement between LMPFA and ClearBridge with respect to ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(112) Form of Subadvisory Agreement between LMPFA and WAM with respect to ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(113) Form of Subadvisory Agreement between EnTrustPermal and First Quadrant, L.P., with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 354.

(114) Form of Subadvisory Agreement between EnTrustPermal and Electron Capital Partners, LLC, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 363.

(115) Form of Subadvisory Agreement between LMPFA and ClearBridge with respect to ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(116) Form of Subadvisory Agreement between LMPFA and WAM with respect to ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(117) Form of Subadvisory Agreement between LMPFA and EnTrustPermal with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(118) Form of Trading Agreement between EnTrustPermal and BH-DG Systematic Trading LLP, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(119) Form of Subadvisory Agreement between EnTrustPermal and Atlantic Investment Management, Inc. with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(120) Form of Subadvisory Agreement between EnTrustPermal and First Quadrant, L.P. with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(121) Form of Subadvisory Agreement between EnTrustPermal and Electron Capital Partners, LLC with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(e) (1) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128, as filed with the SEC on December 15, 2008.

(2) Form of Distribution Agreement with LMIS, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), is incorporated herein by reference to Post-Effective Amendment No. 141.

(3) Form of Distribution Agreement with LMIS, with respect to ClearBridge Mid Cap Growth Fund (formerly known as Legg Mason ClearBridge Mid Cap Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 177.

(4) Form of Distribution Agreement with LMIS, with respect to ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 178.

(5) Form of Distribution Agreement with LMIS dated August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 218.

(6) Appendix A, amended and restated as of May 2, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 280 as filed with the SEC on July 23, 2013 (“Post-Effective Amendment No. 280”).

(7) Appendix A, amended and restated as of August 1, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 282.

(8) Appendix A, amended and restated as of November 6, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 292.

(9) Appendix A, amended and restated as of June 30, 2014, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 315.

(10) Appendix A, amended and restated as of March 31, 2015, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 336 as filed with the SEC on April 9, 2015 (“Post-Effective Amendment No. 336”).

(11) Appendix A, amended and restated as of June 1, 2015, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 347 as filed with the SEC on December 18, 2015 (“Post-Effective Amendment No. 347”).

(12) Appendix A, amended and restated as of April 1, 2016, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 364.

(13) Appendix A, amended and restated as of July 22, 2016, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 373 as filed with the SEC on December 15, 2016 (“Post-Effective Amendment No. 373”).

(f) (1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(2) Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(3) Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street, effective as of November 30, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 259.

(5) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 282.

(6) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 292.

(7) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 315.

(8) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 336.

(9) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 364.

(h) (1) Transfer Agency and Services Agreement, dated December 19, 2013, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) is incorporated herein by reference to Post-Effective Amendment No. 315.

(2) Schedule A to the Transfer Agency and Services Agreement between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 336.

(3) Amendment No. 1 to Transfer Agency and Services Agreement, dated September 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 325 as filed with the SEC on February 19, 2015 (“Post-Effective Amendment No. 325”).

(4) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(5) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(6) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(7) Form of Fee Waiver and Expense Reimbursement Agreement with respect to QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated herein by reference to Post-Effective Amendment No. 95.

(8) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(9) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 198 filed on April 26, 2011.

(10) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to QS Dynamic Multi-Strategy Fund (formerly known as QS Legg Mason Dynamic Multi-Strategy Fund) are incorporated herein by reference to Post-Effective Amendment No. 238.

(11) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Select Fund are incorporated herein by reference to Post-Effective Amendment No. 249.

(12) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 259.

(13) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Energy MLP & Infrastructure Fund are incorporated herein by reference to Post-Effective Amendment No. 282.

(14) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 292.

(15) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 298 as filed with the SEC on February 20, 2014 (“Post-Effective Amendment No. 298”).

(16) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 325.

(17) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Global Health Care Innovations Fund are incorporated herein by reference to Post-Effective Amendment No. 364.

(18) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 367 as filed with the SEC on April 20, 2016.

(i) (1) Opinion of Counsel regarding legality of shares being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

(2) Legal Counsel’s consent is incorporated herein by reference to Post-Effective Amendment No. 24 as filed with the SEC on March 30, 1999 (“Post-Effective Amendment No. 24”).

(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 75 filed on November 19, 2007 (“Post-Effective Amendment No. 75”).

(5) Opinion of Venable LLP regarding legality of Class FI and Class R shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 75.

(6) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(7) Opinion of Venable LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(8) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(9) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(10) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC on December 28, 2007 (“Post-Effective Amendment No. 79”).

(11) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79.

(12) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC on February 5, 2008 (“Post-Effective Amendment No. 82”).

(13) Opinion of Venable LLP regarding legality of Class FI and Class R shares of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82.

(14) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class A, C, FI, R, I and IS shares of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund ) is incorporated herein by reference to Post-Effective Amendment No. 87.

(15) Opinion of Venable LLP regarding the legality of Class A, C, FI, R, I and IS shares of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 87.

(16) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund, and Class IS shares of ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 90 is incorporated by reference to Post-Effective Amendment No. 90 as filed with the SEC on February 26, 2008 (“Post-Effective Amendment No. 90”).

(17) Opinion of Venable LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund and Class IS shares of ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 90.

(18) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 103 as filed with the SEC on May 5, 2008 (“Post-Effective Amendment No. 103”).

(19) Opinion of Venable LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Core Fund is incorporated herein by reference to Post-Effective Amendment No. 103.

(20) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(21) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(22) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(23) Opinion of Venable LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(24) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the SEC on October 30, 2009 (“Post-Effective Amendment No. 149”).

(25) Opinion of Venable LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149.

(26) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 150.

(27) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-effective Amendment No. 150.

(28) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 153 as filed with the SEC on November 24, 2009 (“Post-Effective Amendment No. 153”).

(29) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 153.

(30) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 155 as filed with the SEC on January 6, 2010 (“Post-Effective Amendment No. 155”).

(31) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 155.

(32) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 159.

(33) Opinion of Venable LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 159.

(34) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 162.

(35) Opinion of Venable LLP regarding the legality of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge Mid Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 171.

(36) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund and previous thereto Legg Mason Global Currents International Small Cap Opportunity Fund) is incorporated herein by reference to Post-Effective Amendment No. 172.

(37) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of QS Dynamic Multi-Strategy Fund (formerly known as QS Legg Mason Dynamic Multi-Strategy Fund) is incorporated herein by reference to Post-Effective Amendment No. 230.

(38) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 246.

(39) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) and QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) incorporated herein by reference to Post-Effective Amendment No. 251 as filed with the SEC on December 12, 2012.

(40) Opinion of Venable LLP regarding legality of Class IS shares of ClearBridge Small Cap Value Fund and ClearBridge Tactical Dividend Income Fund is incorporated herein by reference to Post-Effective Amendment No. 265 as filed with the SEC on March 21, 2013.

(41) Opinion of Venable LLP regarding legality of Class 1 shares of ClearBridge Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 269.

(42) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 271 as filed with the SEC on May 16, 2013.

(43) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 288.

(44) Opinion of Venable LLP regarding the legality of Class A2 shares of QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 320.

(45) Opinion of Venable LLP regarding the legality of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(46) Opinion of Venable LLP regarding the legality of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(47) Opinion of Venable LLP regarding the legality of Class IS shares of QS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 383 as filed with the SEC on February 17, 2017.

(48) Opinion of Venable LLP regarding the legality of Class IS shares of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74.

(2) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(3) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(4) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 119”).

(5) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(6) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(7) Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(8) Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(9) Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177.

(10) Appendix A, amended and restated as of May 2, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 280.

(11) Appendix A, amended and restated as of August 1, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 282.

(12) Appendix A, amended and restated as of November 6, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 292.

(13) Appendix A, amended and restated as of June 30, 2014 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 315.

(14) Appendix A, amended and restated as of March 31, 2015 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 336.

(15) Appendix A, amended and restated as of June 1, 2015 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 347.

(16) Appendix A, amended and restated as of April 1, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 364.

(17) Appendix A, amended and restated as of July 22, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 373.

(n) (1) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(o) (1) Power of Attorney, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(2) Power of Attorney, dated January 31, 2012 is incorporated herein by reference to Post-Effective Amendment No. 220 as filed with the SEC on February 22, 2012.

(3) Power of Attorney, dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 257.

(4) Power of Attorney, dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 280.

(5) Power of Attorney, dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 298.

(6) Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 304 as filed with the SEC on April 21, 2014.

(7) Power of Attorney, dated February 3, 2015, is incorporated herein by reference to Post-Effective Amendment No. 323 as filed with the SEC on February 13, 2015 (“Post-Effective Amendment No. 323”).

(8) Powers of Attorney, dated June 1, 2015, are incorporated herein by reference to Post-Effective Amendment No. 347.

(9) Powers of Attorney, dated February 2, 2016, are incorporated herein by reference to Post-Effective Amendment No. 354.

(10) Powers of Attorney, dated February 1, 2017, are incorporated herein by reference to Post-Effective Amendment No. 384 as filed with the SEC on February 27, 2017.

(p) (1) Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 347. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by LMPFA, LMIS and the subadvisers and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

(2) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 215.

(3) Code of Ethics of EnTrustPermal is incorporated herein by reference to Post-Effective Amendment No. 312.

(4) Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the SEC on August 26, 2009.

(5) Code of Ethics of River Canyon Fund Management LLC is incorporated herein by reference to Post-Effective Amendment No. 292.

(6) Code of Ethics of TT International is incorporated herein by reference to Post-Effective Amendment No. 292.

(7) Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 298.

(8) Code of Ethics of Atlantic Investment Management, Inc. (“Atlantic”) is incorporated herein by reference to Post-Effective Amendment No. 315.

(9) Code of Ethics of QS Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 354.

(10) Code of Ethics of First Quadrant, L.P. is incorporated herein by reference to Post-Effective Amendment No. 363.

(11) Code of Ethics of Electron Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 363.

Item 29.	Persons Controlled by or under Common Control with Registrant

EnTrustPermal Alternative Core Fund, a series of the Trust, wholly owns and controls the Alternative Core Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. EnTrustPermal Alternative Core Fund and Alternative Core Fund Ltd. file their financial statements on a consolidated basis.

EnTrustPermal Alternative Select Fund, a series of the Trust, wholly owns and controls the Alternative Select Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. EnTrustPermal Alternative Select Fund and Alternative Select Fund Ltd. file their financial statements on a consolidated basis.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to EnTrustPermal Alternative Select Fund, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser and Subadviser—EnTrustPermal Management LLC (“EnTrustPermal”)

EnTrustPermal (formerly known as Permal Asset Management LLC) was formed in June 2002 under the laws of the State of Delaware as a corporation and is a Delaware limited liability company. EnTrustPermal is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of EnTrustPermal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at EnTrustPermal	Other Positions Held
Gregg S. Hymowitz	Chairman and Chief Executive Officer
Omar Kodmani	Director
Robert Kaplan	Director
Francois Becquaert	Director
Bruce Kahne	General Counsel and Chief Compliance Officer
Pericles Castillo	Treasurer and Controller
Tara McCarthy	Corporate Secretary

Subadviser—Electron Capital Partners, LLC (“Electron”)

Electron was formed under the laws of the State of Delaware as a limited liability company. Electron is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Electron, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Electron pursuant to the Advisers Act (SEC File No. 801-79395).

Subadviser — Atlantic Investment Management, Inc. (“Atlantic”)

Atlantic was formed under the laws of the Delaware as a corporation. Atlantic is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Atlantic, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at Atlantic	Other Positions Held
Bruce Stewart Berger	Chief Compliance Officer and Chief Financial Officer	None
Alexander J. Roepers	President and Chief Investment Officer	None

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC – Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC – General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC – Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; QS Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC – Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; ClearBridge, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; QS Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC – Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy

Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. – Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. – Officer- President; Gray Seifert & Company, LLC – Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President

Jeffrey A. Nattans	Director	ClearBridge, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser—QS Investors, LLC (“QS Investors”)

QS Investors was formed in 1999 under the laws of the State of Delaware as a limited liability company. QS Investors became a wholly-owned subsidiary of Legg Mason in 2014. QS Investors is an investment adviser registered with the SEC under the Advisers Act.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of QS Investors, reference is made to the current Form ADV of QS Investors filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

QS Investors, LLC

File No. 801-70974

CRD No. 152688

Subadviser – First Quadrant, L.P. (“First Quadrant”)

First Quadrant was formed under the laws of the State of Delaware as a limited partnership. First Quadrant is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of First Quadrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by First Quadrant pursuant to the Advisers Act (SEC File No. 801-51748).

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director	None
Bruce D. Alberts	Chief Financial Officer	None
Brett B. Canon	Director of Risk Management and Operations	None
James J. Flick	Director of Global Client Services and Marketing	None
Gavin L. James	Director of Portfolio Operations	None
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director
Jeffrey A. Nattans	Director	See above under “ClearBridge”
F. Barry Bilson	Director	None
Daniel E. Giddings	Assistant Secretary	None

Item 32.	Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason ETF Investment Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co-Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902	AML Compliance Officer	None

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) Electron Capital Partners, LLC

599 Lexington Avenue

38th Floor

New York, NY 10022

(4) First Quadrant, L.P.

800 East Colorado Blvd

Suite 900

Pasadena, CA 91101

(5) Atlantic Investment Management, Inc.

666 Fifth Avenue

34th Floor

New York, NY 10103

(6) ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(7) QS Investors, LLC

880 Third Avenue

New York, NY 10022

(8) EnTrustPermal Management LLC

900 Third Avenue

New York, NY 10022

(9) c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

(10) BH-DG Systematic Trading LLP

3rd Floor

10 Grosvenor Street

London W1K 4QB

United Kingdom

With respect to the Registrant’s Custodian:

(11) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(12) BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DC 19809

With respect to the Registrant’s Distributor:

(13) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 24th day of March, 2017.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 24, 2017.

Signature	Title

/s/ Jane Trust	President, Chief Executive Officer and Trustee
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane Trust
Jane Trust, as Agent